UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1:	Schedule of Investments

Vanguard STAR Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (49.5%)
	Vanguard Windsor II Fund Investor Shares	88,652,865	1,550,539
	Vanguard Windsor Fund Investor Shares	102,544,993	836,767
	Vanguard Morgan Growth Fund Investor Shares	63,549,292	685,061
	Vanguard PRIMECAP Fund Investor Shares	16,022,753	669,110
	Vanguard U.S. Growth Fund Investor Shares	56,507,343	661,701
	Vanguard Explorer Fund Investor Shares	10,758,732	423,787
			4,826,965
International Stock Funds (12.2%)
	Vanguard International Growth Fund Investor Shares	54,985,694	599,344
	Vanguard International Value Fund	28,224,723	589,897
			1,189,241
Bond Funds (38.1%)
	Vanguard GNMA Fund Investor Shares	118,822,744	1,251,203
	Vanguard Short-Term Investment-Grade Fund Investor Shares	127,376,373	1,250,836
	Vanguard Long-Term Investment-Grade Fund Investor Shares	148,430,245	1,215,644
			3,717,683
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 0.780%	17,205,000	17,205
Total Investment Companies (Cost $11,099,398)			9,751,094
Other Assets and Liabilities-Net (0.0%)			535
Net Assets (100%)			9,751,629

1			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2009, the cost of investment securities for tax purposes was $11,099,398,000. Net unrealized depreciation of investment securities for tax purposes was $1,348,304,000, consisting of unrealized gains of $137,058,000 on securities that had risen in value since their purchase and $1,485,362,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

STAR Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Total International Stock Index Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Investment Companies (43.4%)
[1]	Vanguard Emerging Markets Stock Index Fund Investor Shares	94,858,946	1,297,670
[1]	Vanguard European Stock Index Fund Investor Shares	209,342,632	3,686,524
[1]	Vanguard Pacific Stock Index Fund Investor Shares	258,555,037	1,887,452
Total Investment Companies (Cost $7,781,996)			6,871,646
Common Stocks (56.4%)
Argentina (0.0%)
	Tenaris SA ADR	139,938	2,769
	Banco Macro Bansud SA ADR	59,215	620
*	Telecom Argentina SA ADR	63,667	529
	Petrobras Energia Participaciones SA ADR	65,722	447
	Siderar SA Class A	103,669	357
*	Telecom Argentina SA	176,836	297
	Petrobras Energia Participaciones SA	371,186	252
			5,271
Australia (2.6%)
	BHP Billiton Ltd.	3,520,792	65,287
	Westpac Banking Corp., Ltd.	2,931,666	28,749
	Commonwealth Bank of Australia	1,543,404	26,224
	National Australia Bank Ltd.	1,962,022	23,141
	Woolworths Ltd.	1,276,894	22,225
	Australia & New Zealand Bank Group Ltd.	2,140,807	17,765
	QBE Insurance Group Ltd.	1,036,315	15,584
	CSL Ltd.	623,687	14,707
	Westfield Group	1,846,143	13,934
	Woodside Petroleum Ltd.	503,673	11,083
	Telstra Corp. Ltd.	4,555,139	10,867
	Wesfarmers Ltd.	1,032,814	10,040
	Newcrest Mining Ltd.	476,860	9,244
	Origin Energy Ltd.	927,562	8,173
^	Rio Tinto Ltd.	299,372	7,771
	Foster's Group Ltd.	2,014,801	6,929
	AMP Ltd.	1,944,582	6,412
	Brambles Ltd.	1,437,146	6,112
	Santos Ltd.	613,661	5,503
	Insurance Australia Group Ltd.	1,971,862	4,817
^	Macquarie Group, Ltd.	296,727	4,744
	Suncorp-Metway Ltd.	998,426	4,653
	AGL Energy Ltd.	469,268	4,324
	Transurban Group	1,285,816	4,144

	Stockland	1,528,766	3,473
^	Incitec Pivot Ltd.	2,022,521	3,322
^	Sonic Healthcare Ltd.	377,964	3,309
	Coca-Cola Amatil Ltd.	567,101	3,268
	Orica Ltd.	369,284	3,105
	Australian Stock Exchange Ltd.	178,918	3,038
	Amcor Ltd.	892,878	3,022
	AXA Asia Pacific Holdings Ltd.	876,556	2,590
	Macquarie Infrastructure Group	2,488,141	2,488
	Toll Holdings Ltd.	697,916	2,392
	Cochlear Ltd.	59,952	2,226
	Computershare Ltd.	486,388	2,202
	Tatt's Group, Ltd.	1,219,510	2,200
^	Tabcorp Holdings Ltd.	531,496	2,196
	GPT Group	4,597,088	2,178
	CFS Gandel Retail Trust	1,829,416	2,063
	Metcash Ltd.	778,666	2,059
	BlueScope Steel Ltd.	896,760	1,971
	Bendigo Bank Ltd.	297,681	1,871
	Crown Ltd.	494,493	1,711
	Sims Metal Management Ltd.	157,805	1,664
	Dexus Property Group NPV	3,528,225	1,661
^	Leighton Holdings Ltd.	158,420	1,644
	Lion Nathan Ltd.	299,350	1,541
	Lend Lease Corp.	364,474	1,540
	Wesfarmers, Ltd. Price Protected Shares	149,602	1,448
	Qantas Airways Ltd.	944,932	1,447
	WorleyParsons Ltd.	154,516	1,439
*	Fortescue Metals Group Ltd.	1,263,023	1,360
	Goodman Fielder Ltd.	1,392,116	1,340
^	OneSteel Ltd.	873,180	1,315
	Mirvac Group	1,791,533	1,267
	Boral Ltd.	597,152	1,233
^	John Fairfax Holdings Ltd.	1,398,753	1,228
	Macquarie Goodman Group	2,784,509	1,219
	CSR Ltd.	1,338,394	1,185
	James Hardie Industries NV	449,722	1,103
^	Nufarm Ltd.	153,965	1,088
	Alumina Ltd.	1,513,345	1,063
	Macquarie Airports Group	737,978	1,058
	OZ Minerals Ltd.	2,720,434	951
	Billabong International Ltd.	178,917	829
	Harvey Norman Holdings Ltd.	575,225	766
^	Perpetual Trustees Australia Ltd.	39,792	760
	Aristocrat Leisure Ltd.	305,377	720
^	Caltex Australia Ltd.	130,349	715
	Macquarie Office Trust	4,522,505	531
	Asciano Group	507,482	348
			415,579

Austria (0.1%)
	Telekom Austria AG	363,876	5,107
	OMV AG	172,798	4,924
^	Erste Bank der Oesterreichischen Sparkassen AG	200,762	3,015
	Oesterreichische Elektrizitaetswirtschafts AG Class A	78,681	3,008
	Voestalpine AG	120,132	2,322
	Vienna Insurance Group	39,577	1,235
^	Raiffeisen International Bank-Holding AG	56,302	1,143
	Wienerberger AG	88,539	1,134
	Strabag SE	54,783	1,007
			22,895
Belgium (0.4%)
	Anheuser-Busch InBev NV	502,203	12,746
	Delhaize Group	105,652	6,789
	Groupe Bruxelles Lambert SA	85,223	6,255
	Belgacom SA	178,645	6,233
	Fortis	2,338,765	4,641
	Solvay SA	61,310	4,331
	Colruyt NV	17,662	3,908
	UCB SA	106,936	3,322
	KBC Bank & Verzekerings Holding	163,187	2,957
	Umicore	131,755	2,449
	Mobistar SA	32,373	2,376
	Compagnie Nationale a Portefeuille	39,588	1,866
^	Dexia	549,319	1,711
	KBC Ancora	29,747	240
			59,824
Brazil (1.6%)
	Petroleo Brasileiro SA Pfd.	2,806,900	30,283
	Petroleo Brasileiro SA	2,028,700	26,557
	Companhia Vale do Rio Doce Pfd. Class A	1,746,000	21,080
	Companhia Vale do Rio Doce	1,204,600	16,875
	Banco Bradesco SA	1,297,100	11,629
	Banco Itau Holding Financeira SA	985,100	9,978
	Itausa-Investimentos Itau SA	2,137,800	6,745
	Companhia de Bebidas das Americas Pfd.	133,100	5,450
	Petroleo Brasileiro SA Series A ADR	246,547	5,340
	Companhia Vale do Rio Doce Sponsored ADR	434,242	5,272
	Unibanco-Uniao de Bancos Brasileiros SA	862,300	4,873
	Petroleo Brasileiro SA ADR	183,156	4,799
	Companhia Vale do Rio Doce ADR	306,143	4,320
	Companhia Siderurgica Nacional SA	277,900	4,214
	Gerdau SA Pfd.	574,500	3,722
	BM&F BOVESPA SA	1,274,878	3,676
	Companhia Energetica de Minas Gerais Pfd.	240,400	3,259
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	261,400	3,252
*	OGX Petroleo e Gas Participacoes SA	13,391	3,175

	Redecard SA	276,658	3,130
	Tele Norte Leste Participacoes SA Pfd.	238,600	2,952
	Banco Itau Holding Financeira SA ADR	267,130	2,682
	Centrais Electricas Brasileiras SA	233,800	2,636
	Bradespar SA Pfd.	247,000	2,492
	Metalurgica Gerdau SA	286,600	2,465
	Centrais Electricas Brasileiras SA Pfd. B Shares	215,400	2,265
	Banco Bradesco SA ADR	240,636	2,154
	Banco do Brasil SA	347,500	2,127
	Vivo Participacoes SA Pfd.	139,025	1,978
	Ultrapar Participacoes S.A.	80,049	1,841
	Brasil Telecom Participacoes SA	68,200	1,756
	Perdigao SA	124,400	1,716
	CPFL Energia SA	125,300	1,623
	Souza Cruz SA	76,600	1,545
	Empresa Brasileira de Aeronautica SA	411,300	1,541
	All America Latina Logistica	389,700	1,478
	Uniao de Bancos Brasileiros SA ADR	25,895	1,457
	Companhia Siderurgica Nacional SA ADR	88,406	1,335
	Companhia de Concessoes Rodoviarias	124,600	1,227
*	Net Servicos de Comunicacao SA	188,300	1,194
	Natura Cosmeticos SA	135,700	1,164
	Electropaulo Metropolitana SA	98,200	1,101
	Tractebel Energia SA	136,500	1,056
	Tele Norte Leste Participacoes SA	67,900	1,045
	Gerdau SA	186,400	956
	Telmar Norte Leste SA	48,800	954
	Lojas Americanas SA Pfd.	346,300	954
	Companhia de Saneamento Basico do Estado de Sao Paulo	87,500	947
	Cyrela Brazil Realty SA	233,169	935
	CESP - Companhia Energetica de Sao Paulo	168,925	910
*	GVT Holding SA	83,917	898
	Companhia de Bebidas das Americas ADR	20,720	845
	Tim Participacoes SA Pfd.	580,700	836
	JBS SA	399,561	827
	Fertilizantes Fosfatados S.A.	144,544	822
	Usinas Siderurgicas de Minas Gerais SA	69,200	805
	Lojas Renner SA	130,162	794
	Gerdau SA ADR	122,398	781
	Brasil Telecom Participacoes SA Pfd.	117,000	772
*	Suzano Papel e Celulose SA	147,545	744
	Companhia Paranaense de Energia-COPEL	77,800	731
	Energias do Brasil SA	75,900	726
	Klabin SA	470,100	709
	B2W Com Global Do Varejo	65,854	705
	Companhia Energetica de Minas Gerais ADR	50,244	683

	Gafisa SA	134,121	676
	AES Tiete SA	95,000	658
	Embraer-Empresa Brasileira de Aeronautica SA ADR	42,378	639
	Votorantim Celulose e Papel SA Pfd.	106,800	627
	Companhia de Transmissao de Energia Electrica Paulista	33,000	604
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	22,631	580
	Brasil Telecom SA Pfd.	110,700	567
	Porto Seguro SA	87,142	515
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	38,800	499
	Tam SA	66,600	496
	Duratex SA Pfd.	68,300	460
	Tele Norte Leste Participacoes ADR	35,254	434
	Banco do Estado do Rio Grande do Sul SA	182,900	427
	Braskem SA	154,400	380
*	Cosan SA Industria e Comercio	82,200	372
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	15,375	333
	Brasil Telecom Participacoes SA ADR	9,923	321
	Sadia SA Pfd.	212,600	304
	Companhia Paranaense de Energia-COPEL ADR	32,836	303
	MRV Engenharia e Participacoes SA	61,400	286
	Aracruz Celulose SA Pfd. B Shares	270,600	232
	Aracruz Celulose SA ADR	18,602	156
	Sadia SA ADR	34,409	145
	Tim Participacoes SA ADR	10,171	143
	Vivo Participacoes SA ADR	291	4
	Votorantim Celulose e Papel SA ADR	239	1
	Braskem SA ADR	267	1
			247,956
Chile (0.2%)
	Empresas Copec SA	415,080	3,357
	Empresa Nacional de Electricidad SA	2,578,307	3,218
	Enersis SA	10,304,204	3,004
	Empresas CMPC SA	102,925	2,035
	Sociedad Quimica y Minera de Chile SA	69,335	1,894
	Cencosud SA	799,528	1,445
	Empresa Nacional de Telecomunicaciones SA	111,163	1,225
	Lan Airlines SA	141,382	1,182
*	Colburn SA	6,291,084	1,109
	CAP SA	80,869	1,055
	Empresa Nacional de Electricidad SA ADR	28,135	1,052
	Distribucion y Servicio D&S SA	2,457,260	1,004
	Enersis SA ADR	67,315	966
	S.A.C.I. Falabella SA	314,645	908
	Vina Concha y Toro SA	516,600	871
	Banco Santander Chile SA ADR	23,255	823

	Banco Santander Chile SA	23,577,864	807
	Compania Cervecerias Unidas SA	118,485	722
	Sociedad Quimica y Minera de Chile SA ADR	22,526	610
	Banco de Credito e Inversiones	27,425	542
			27,829
China (1.2%)
	China Life Insurance Co., Ltd.	7,416,000	19,519
	China Construction Bank	35,378,000	17,255
	PetroChina Co. Ltd.	22,148,000	16,349
	CNOOC Ltd.	16,473,000	14,177
	China Petroleum & Chemical Corp.	17,472,000	9,419
^	Bank of China	27,787,188	7,282
	China Shenhua Energy Co. Ltd. H Shares	3,389,000	7,226
	Ping An Insurance (Group) Co. of China Ltd.	1,357,500	5,880
	China Unicom Ltd.	6,233,694	5,754
	China Telecom Corp. Ltd.	14,740,000	5,348
	China Merchants Bank Co., Ltd. Class H	2,784,000	4,496
	China Communications Construction Co., Ltd.	4,460,000	4,317
	Bank of Communications Ltd. Class H	5,965,000	3,886
	China Resources Power Holdings Co., Ltd.	1,502,000	2,755
	China Coal Energy Co.	3,533,000	2,536
*	China Railway Construction Corp.	1,823,500	2,493
	Huaneng Power International, Inc. H Shares	3,298,000	2,364
*	Anhui Conch Cement Co. Ltd.	466,000	2,233
	Fujian Zijin Mining Industry Co., Ltd.	4,076,000	2,143
	China Merchants Holdings International Co. Ltd.	1,132,000	1,993
	Aluminum Corp. of China Ltd.	4,172,000	1,875
	China Resources Enterprise Ltd.	1,272,000	1,830
	Beijing Datang Power Generation Co., Ltd.	3,348,000	1,662
	Beijing Enterprises Holdings Ltd.	414,500	1,627
*	China Huiyuan Juice Ltd.	1,229,250	1,600
	China COSCO Holdings Co., Ltd.	2,609,500	1,560
	Denway Motors Ltd.	5,050,000	1,505
	China Mengniu Dairy Co., Ltd.	1,121,000	1,481
	Shanghai Industrial Holding Ltd.	561,000	1,430
	China Resources Land Ltd.	1,236,000	1,428
	CITIC Pacific Ltd.	1,150,000	1,352
	Chaoda Modern Agriculture Holdings Ltd.	2,102,400	1,327
	China Oilfield Services Ltd.	1,612,000	1,266
	Yanzhou Coal Mining Co. Ltd. H Shares	1,944,000	1,263
	China Shipping Development Co.	1,280,000	1,241
^	BYD Co. Ltd.	624,500	1,164
	China Communication Services Corp. Ltd.	1,892,000	1,134
*	PICC Property and Casualty Co., Ltd.	2,508,000	1,131
^	Angang Steel Co., Ltd.	1,148,000	1,112
	Inner Mongolia Yitai Coal Co., Ltd.	354,900	1,088

	Cosco Pacific Ltd.	1,186,000	1,061
	Parkson Retail Group Ltd.	1,177,000	1,048
*	Shanghai Electric Group Co., Ltd. Class H	3,280,000	1,035
	Guangdong Investment Ltd.	2,702,000	1,029
	Dongfeng Motor Corp.	2,948,000	1,025
^	Li Ning Co., Ltd.	721,500	1,002
	China Vanke Co., Ltd.	1,253,000	971
	Jiangsu Expressway Co. Ltd. H Shares	1,358,000	964
	Jiangxi Copper Co. Ltd.	1,407,000	959
	Zhejiang Expressway Co., Ltd.	1,582,000	900
	Beijing Capital International Airport Co., Ltd.	2,012,000	887
	Guangzhou R&F Properties Co. Ltd.	1,081,200	880
	GOME Electrical Appliances Holdings Ltd.	6,073,000	877
	China Everbright Ltd.	788,000	860
*	Alibaba.com, Ltd.	1,125,500	851
	Air China Ltd.	2,744,000	725
	China Shipping Container Lines Co. Ltd.	4,081,000	648
	China Bluechemical, Ltd.	1,222,000	642
	Yantai Changyu Pioneer Wine Co., Ltd.	160,600	606
	Tsingtao Brewery Co., Ltd.	310,000	588
*	China Dongxiang Group Co.	1,873,000	540
	Maanshan Iron and Steel Co. Ltd.	1,658,000	540
	ZTE Corp.	185,800	529
*	Soho China	1,458,000	521
	Sinopec Shanghai Petrochemical Co. Ltd.	2,242,000	521
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	464,000	468
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	601,700	442
	Harbin Power Equipment Co., Ltd.	618,000	432
	The Guangshen Railway Co., Ltd.	1,336,000	427
	China Travel International	2,684,000	408
	China International Marine Containers (Group) Co., Ltd.	722,800	383
	Weichai Power Co., Ltd. Class H	190,400	364
	Dongfang Electrical Corp Ltd.	154,400	343
			188,977
Colombia (0.0%)
	Bancolombia SA ADR	141,072	2,953

Czech Republic (0.1%)
	Ceske Energeticke Zavody a.s.	219,283	7,461
	Cesky Telecom a.s.	117,506	2,183
	Komercni Banka a.s.	16,369	1,800
	Zentiva NV	24,000	1,224
	Unipetrol a.s.	83,401	484
*	Central European Media Enterprises Ltd.	28,393	300
			13,452

Denmark (0.4%)
	Novo Nordisk A/S B Shares	469,500	25,012
*	Vestas Wind Systems A/S	193,800	9,333
	AP Moller-Maersk A/S B Shares	1,166	5,573
	Danske Bank A/S	477,900	4,799
	Novozymes A/S	49,350	3,923
	AP Moller-Maersk A/S A Shares	567	2,746
	Carlsberg A/S B Shares	74,150	2,450
*	Topdanmark A/S	16,200	1,926
	Danisco A/S	51,850	1,903
^	DSV A/S	192,400	1,889
	Trygvesta A/S	28,350	1,680
	Coloplast A/S B Shares	24,750	1,513
^	FLS Industries A/S B Shares	53,800	1,471
*	Jyske Bank A/S	53,950	1,223
*	William Demant A/S	27,100	896
			66,337
Egypt (0.0%)
	Orascom Construction Industries GDR	55,000	2,238
	Orascom Telecom Holding SAE GDR	108,820	2,210
			4,448
Finland (0.6%)
	Nokia Oyj	3,987,100	48,868
	Fortum Oyj	467,200	9,115
	Sampo Oyj A Shares	448,000	7,191
	UPM-Kymmene Oyj	551,300	5,209
	Stora Enso Oyj R Shares	623,200	3,797
	Kone Oyj	156,800	3,279
	Wartsila Oyj B Shares	90,800	2,430
	Elisa Oyj Class A	147,350	2,331
	Neste Oil Oyj	129,600	1,876
	Kesko Oyj	67,500	1,659
	Orion Oyj	93,300	1,608
	Outokumpu Oyj A Shares	122,200	1,392
	Rautaruuki Oyj	85,800	1,362
	Pohjola Bank PLC	115,178	1,349
	Metso Oyj	130,800	1,270
	Nokian Renkaat Oyj	112,200	1,096
	Sanoma Oyj	87,928	1,030
			94,862
France (4.6%)
	Total SA	2,238,064	111,532
	Sanofi-Aventis	1,103,438	62,061
	Gaz de France	1,149,545	43,981
	France Telecom SA	1,919,860	43,022
	BNP Paribas SA	860,867	32,864

	Vivendi SA	1,227,188	31,613
	Axa	1,624,023	25,576
	Groupe Danone	458,166	23,516
	Carrefour SA	665,548	22,695
	Societe Generale Class A	496,274	20,750
	Air Liquide SA	259,817	18,893
	L'Oreal SA	256,306	16,998
	Vinci SA	442,030	15,078
	Schneider Electric SA	234,612	14,847
	LVMH Louis Vuitton Moet Hennessy	258,335	14,071
	Unibail Co.	85,703	11,490
	Credit Agricole SA	938,163	11,357
	Pernod Ricard SA	172,189	10,799
	Alstom	222,312	10,681
	Electricite de France	209,740	10,222
	Cie. de St. Gobain SA	299,840	10,129
	Veolia Environnement	394,961	8,888
	Bouygues SA	252,132	8,586
	Essilor International SA	212,670	8,094
^	Accor SA	198,973	7,854
^	Hermes International	72,875	7,332
^	Lafarge SA	132,564	6,089
	Compagnie Generale des Etablissements Michelin SA	151,639	5,928
	Vallourec SA	55,110	5,384
	Cap Gemini SA	147,019	5,052
^	Sodexho Alliance SA	99,889	5,050
*	Alcatel-Lucent	2,410,789	4,733
	Lagardere S.C.A.	123,755	4,708
*	Suez Environnement SA	279,731	4,458
	Thales SA	93,571	4,140
	Pinault-Printemps-Redoute SA	81,158	4,091
	Renault SA	194,978	3,757
	STMicroelectronics NV	723,172	3,735
	SCOR SA	180,032	3,651
	Technip SA	106,551	3,294
	Publicis Groupe SA	136,179	3,189
	Casino Guichard-Perrachon SA	45,565	2,986
	Christian Dior SA	55,905	2,782
	PSA Peugeot Citroen	158,206	2,676
	Neopost SA	33,090	2,661
	CNP Assurances	39,556	2,633
	Dassault Systemes SA	66,375	2,505
	Safran SA	195,584	2,439
	Klepierre	85,048	2,023
	Eiffage SA	40,382	1,988
	Eutelsat Communications	89,372	1,907

*	Compagnie Generale de Geophysique SA	154,878	1,871
	Aeroports de Paris (ADP)	32,331	1,730
	Atos Origin SA	70,958	1,681
	Natixis	1,066,629	1,657
	ICADE	20,138	1,619
	Legrand SA	93,805	1,575
	Zodiac SA	42,833	1,544
	Bureau Veritas SA	40,740	1,534
	Societe BIC SA	27,131	1,453
	Air France	149,470	1,430
*	Iliad SA	17,057	1,416
	Societe des Autoroutes Paris-Rhin-Rhone	23,457	1,333
^	Societe Television Francaise 1	118,496	1,273
	Imerys SA	29,887	1,187
	PagesJaunes SA	133,342	1,173
^	Gecina SA	16,466	1,138
	Wendel Investissement	28,752	1,116
	M6 Metropole Television	66,415	1,075
^	JCDecaux SA	69,815	958
	Eurazeo	27,171	918
	Valeo SA	78,035	868
	Eramet SLN	5,472	864
			724,201
Germany (3.7%)
	E.On AG	1,994,246	64,236
^	Siemens AG	911,117	51,307
	Bayer AG	801,855	42,565
	Allianz AG	474,551	39,788
	Volkswagen AG	122,254	39,061
	RWE AG	466,729	36,264
	Deutsche Telekom AG	2,973,988	35,888
	SAP AG	915,446	32,164
	BASF AG	992,460	28,750
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	216,534	28,597
	Daimler AG (Registered)	910,726	25,517
^	Deutsche Bank AG	571,975	14,903
	Deutsche Post AG	884,682	11,039
^	Deutsche Boerse AG	203,728	10,235
	Linde AG	140,363	9,359
	Fresenius Medical Care AG	198,492	8,881
	Bayerische Motoren Werke AG	348,862	8,273
^	ThyssenKrupp AG	380,049	7,713
	K&S AG	154,822	7,316
	Adidas AG	210,185	7,273
	Merck KGaA	67,633	5,726
	Volkswagen AG Pfd.	110,284	5,447

*,^	Porsche AG	91,590	5,368
	Man AG	111,962	4,866
	Henkel AG & Co. KGaA	184,324	4,760
	Fresenius AG Pfd.	84,066	4,648
	Beiersdorf AG	93,567	4,580
	Metro AG	118,302	4,289
	Henkel KGaA	139,168	3,242
^	Commerzbank AG	708,269	3,202
	Deutsche Lufthansa AG	244,438	2,963
	Salzgitter AG	40,106	2,908
	RWE AG Pfd.	40,806	2,688
	Celesio AG	90,063	1,927
^	TUI AG	225,409	1,891
	Hannover Rueckversicherung AG	60,825	1,859
^	Solarworld AG	85,859	1,809
*	Q-Cells AG	67,131	1,638
	Hochtief AG	42,362	1,448
	Fresenius AS	29,211	1,434
	Fraport AG	37,721	1,411
	Puma AG	6,726	1,210
	Wacker Chemie AG	15,923	1,135
	Deutsche Postbank AG	92,262	1,108
^	HeidelbergCement AG	26,227	1,016
*	United Internet AG	134,681	976
	Bayerische Motoren Werke (BMW)	55,915	923
*,^	Infineon Technologies AG	796,723	707
	Hamburger Hafen und Logistik AG	26,486	675
^	Hypo Real Estate Holding AG	188,037	303
			585,286
Greece (0.2%)
	National Bank of Greece SA	524,475	8,738
	Greek Organization of Football Prognostics	235,110	6,840
	Hellenic Telecommunications Organization SA	285,300	4,316
	Alpha Credit Bank SA	386,800	3,233
	Coca-Cola Hellenic Bottling Co. SA	172,320	2,355
	Marfin Financial Group SA	635,986	2,346
	Bank of Piraeus	324,600	2,145
	EFG Eurobank Ergasias	331,850	2,075
	Public Power Corp.	105,490	1,766
	GEA Group AG	148,399	1,709
	Titan Cement Co. SA	61,800	1,126
	Hellenic Petroleum SA	128,750	926
			37,575
Hong Kong (1.7%)
	China Mobile (Hong Kong) Ltd.	6,309,000	56,792
^	Industrial and Commercial Bank of China Ltd. Class H	43,566,000	18,420

	CLP Holdings Ltd.	2,156,000	14,593
	Cheung Kong Holdings Ltd.	1,450,000	13,379
	Sun Hung Kai Properties Ltd.	1,473,000	13,050
	Hutchison Whampoa Ltd.	2,230,000	11,347
	Hang Seng Bank Ltd.	805,800	9,702
^	Hong Kong Exchanges & Clearing Ltd.	1,073,300	9,219
	Hong Kong Electric Holdings Ltd.	1,449,000	8,487
	Hong Kong & China Gas Co., Ltd.	4,147,000	6,751
	Esprit Holdings Ltd.	1,092,700	5,800
	Tencent Holdings Ltd.	931,200	5,690
	China Overseas Land & Investment Ltd.	4,337,680	5,673
	Swire Pacific Ltd. A Shares	863,500	5,576
	Hang Lung Properties Ltd.	2,199,000	4,943
	Li & Fung Ltd.	2,392,000	4,758
	Henderson Land Development Co. Ltd.	1,125,000	4,297
	Link REIT	2,236,000	4,183
	Boc Hong Kong Holdings Ltd.	3,848,500	3,926
	Wharf Holdings Ltd.	1,455,000	3,595
	MTR Corp.	1,451,500	3,467
	Bank of East Asia Ltd.	1,454,000	2,883
	Hang Lung Development Co., Ltd.	891,000	2,870
	New World Development Co., Ltd.	2,629,000	2,492
	China Citic Bank	6,328,000	2,348
*	China Railway Group, Ltd.	4,082,000	2,292
	Hengan International Group Co. Ltd.	675,000	2,246
	Hopewell Holdings Ltd.	672,000	2,202
	Tingyi Holding Corp.	1,808,000	2,088
	PCCW Ltd.	3,812,000	1,962
	Cheung Kong Infrastructure Holdings Ltd.	464,000	1,734
	Wheelock and Co. Ltd.	980,000	1,724
	Sino Land Co.	1,744,000	1,672
	Sino-Ocean Land Holdings Ltd.	3,208,000	1,594
	Kerry Properties Ltd.	662,500	1,551
	Shangri-La Asia Ltd.	1,328,000	1,547
	Cathay Pacific Airways Ltd.	1,231,000	1,428
	Sinofert Holdings, Ltd.	2,268,000	1,283
	Yue Yuen Industrial (Holdings) Ltd.	687,500	1,253
	Chinese Estates Holdings	1,004,000	1,231
	Television Broadcasts Ltd.	319,000	1,129
	China Yurun Food Group Ltd.	963,000	1,126
	NWS Holdings Ltd.	881,000	1,075
	Belle International Holdings Ltd.	2,626,000	1,047
^	China National Building Material Co., Ltd.	962,000	1,042
	China High Speed Transmission Equipment Group Co., Ltd.	865,000	1,013
	Hysan Development Co., Ltd.	612,000	993
	China Insurance International Holdings Co., Ltd.	762,000	969

	Kingboard Chemical Holdings Ltd.	599,000	964
*	Pacific Basin Shipping Ltd.	1,785,000	915
^	Lenovo Group Ltd.	4,880,000	907
	Shimao Property Holdings Ltd.	1,398,500	899
*	Want Want China Holdings Ltd.	2,252,500	891
	Wing Hang Bank Ltd.	184,000	889
*,^	Genting International PLC	3,064,000	873
*	Mongolia Energy Corp. Ltd.	3,168,000	870
	CNPC Hong Kong Ltd.	2,690,000	759
*	China Agri-Industries Holdings Ltd.	1,654,000	735
*	Foxconn International Holdings Ltd.	2,008,000	735
	Country Garden Holdings Co.	3,545,000	729
	Agile Property Holdings, Inc.	1,826,000	700
	Huabao International Holdings Ltd.	1,015,000	650
	Lifestyle International Holdings, Ltd.	752,000	607
	Hong Kong Aircraft & Engineering Co., Ltd.	62,800	551
	ASM Pacific Technology Ltd.	180,700	550
	Orient Overseas International Ltd.	214,500	505
	Fosun International	1,450,500	473
	Shui On Land Ltd.	1,711,500	434
	Hutchison Telecommunications International Ltd.	1,563,000	391
			273,469
Hungary (0.1%)
*	OTP Bank Nyrt.	291,644	2,890
	MOL Hungarian Oil and Gas Nyrt.	65,440	2,537
	Richter Gedeon Nyrt.	15,171	1,725
	Magyar Tavkozlesi Nyrt.	484,336	1,188
			8,340
India (0.7%)
	Reliance Industries Ltd.	687,389	18,335
	Infosys Technologies Ltd.	478,008	12,555
	Housing Development Finance Corp. Ltd.	221,853	6,849
	Hindustan Lever Ltd.	902,391	4,778
	ICICI Bank Ltd.	574,120	4,769
	HDFC Bank Ltd.	234,635	4,360
	ITC Ltd.	1,141,574	4,169
	Oil and Natural Gas Corp. Ltd.	289,514	3,846
	Bharat Heavy Electricals Ltd.	125,823	3,353
	NTPC Ltd.	848,331	3,259
	Larsen & Toubro Ltd.	204,288	2,846
	Reliance Communication Ventures	638,963	2,189
	Tata Consultancy Services Ltd.	208,126	2,151
	ICICI Bank Ltd. ADR	124,019	2,044
	Axis Bank Ltd.	200,031	1,743
	Gail India Ltd.	382,862	1,514
	Hero Honda Motors Ltd.	80,389	1,434

	Sun Pharmaceutical Industries Ltd.	64,666	1,405
	Sterlite Industries (India) Ltd.	254,246	1,405
	Jindal Steel & Power Ltd.	64,634	1,345
	Cipla Ltd.	330,972	1,289
	Reliance Energy Ltd.	109,447	1,280
	State Bank of India	53,878	1,251
	Wipro Ltd.	261,685	1,223
	Tata Power Co. Ltd.	79,189	1,218
	Reliance Capital Ltd.	125,263	1,059
	HDFC Bank Ltd. ADR	17,566	1,013
*	Cairn India Ltd.	301,266	1,000
*	Reliance Petroleum Ltd.	569,003	994
	Ambuja Cements Ltd.	661,428	946
	Grasim Industries Ltd.	38,362	923
	Mahindra & Mahindra Ltd.	149,388	909
	Maruti Udyog Ltd.	76,908	881
	Jaiprakash Associates Ltd.	575,510	878
	Steel Authority of India Ltd.	501,900	839
	Bharat Petroleum Corp. Ltd.	101,223	804
	Infrastructure Development Finance Co., Ltd.	690,662	803
	Hindalco Industries Ltd.	796,567	788
	DLF Ltd.	218,072	779
	Tata Iron and Steel Co. Ltd.	202,509	754
	Dr. Reddy's Laboratories Ltd.	82,588	750
	Tata Motors Ltd.	249,005	749
	Kotak Mahindra Bank	128,073	732
*	GMR Infrastructure Ltd.	480,191	712
	United Spirits Ltd.	53,783	645
	Sesa Goa Ltd.	334,615	573
*	Reliance Natural Resources, Ltd.	541,706	563
	Zee Entertainment Enterprises	242,258	538
*	Essar Oil Ltd.	348,764	519
	Associated Cement Cos. Ltd.	49,357	505
	Asea Brown Boveri India Ltd.	48,852	477
	Ranbaxy Laboratories Ltd.	104,762	458
	Tata Communications Ltd.	45,898	418
	Satyam Computer Services Ltd.	381,085	409
	HCL Technologies Ltd.	147,559	345
	State Bank of India GDR	7,050	337
	JSW Steel Ltd.	78,864	334
*	Glenmark Pharmaceuticals Ltd.	118,473	329
	Siemens India Ltd.	73,575	306
	Wipro Ltd. ADR	42,946	298
	Aditya Birla Nuvo Ltd.	31,338	296
	Dr. Reddy's Laboratories Ltd. ADR	24,527	222
	Indian Hotels Co. Ltd.	271,862	222

	Unitech, Ltd.	295,602	191
	Satyam Computer Services Ltd. ADR	45,776	87
	Tata Communications Ltd.	4,426	80
	Infosys Technologies Ltd. ADR	676	18
			115,093
Indonesia (0.2%)
	PT Telekomunikasi Indonesia Tbk	10,655,000	5,847
	PT Bank Central Asia Tbk	13,165,000	3,125
	PT Astra International Tbk	2,064,500	2,321
	PT Bank Rakyat Indonesia Tbk	5,778,500	2,262
	PT Perusahaan Gas Negara Tbk	11,224,500	2,118
	PT Indonesian Satellite Corp. Tbk	2,602,000	1,275
	PT Bank Mandiri Tbk	7,485,000	1,171
	PT Unilever Indonesia Tbk	1,666,000	1,148
*	PT Lippo Karawaci Tbk	11,034,500	803
	PT Bumi Resources Tbk	18,106,000	787
	PT United Tractors Tbk	1,688,000	738
	PT Tambang Batubara Bukit Asam Tbk	962,500	612
	PT Semen Gresik Tbk	1,392,000	417
	PT International Nickel Indonesia Tbk	1,848,000	393
	PT Indocement Tunggal Prakarsa Tbk (Local)	919,500	359
	PT Astra Agro Lestari Tbk	366,500	344
	PT Indofood Sukses Makmur Tbk	3,968,500	336
	PT Bank Danamon Tbk	1,646,500	322
	PT Aneka Tambang Tbk	3,085,000	293
*	PT Truba Alam Manunggal Engineering Tbk	6,270,150	27
			24,698
Ireland (0.1%)
	CRH PLC	556,482	13,071
*	Elan Corp. PLC	505,793	3,642
	Kerry Group PLC A Shares	146,304	2,740
*	Ryanair Holdings PLC	376,814	1,369
	Allied Irish Banks PLC	912,414	1,308
	Bank of Ireland	1,035,562	794
	Anglo Irish Bank Corp. PLC	698,992	194
			23,118
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	928,046	38,349
*	Check Point Software Technologies Ltd.	178,898	4,056
	Israel Chemicals Ltd.	535,819	3,644
	Bank Leumi Le-Israel	1,088,162	1,982
	Bank Hapoalim Ltd.	1,024,757	1,846
	Bezeq Israeli Telecommunication Corp., Ltd.	1,143,374	1,691
*	NICE Systems Ltd.	64,804	1,247
	Partner Communications Co. Ltd.	78,274	1,203
	Elbit Systems Ltd.	23,421	1,037

	Cellcom Israel Ltd.	46,123	977
	Makhteshim-Agan Industries Ltd.	304,385	951
	United Mizrahi Bank Ltd.	141,122	652
	Ormat Industries Ltd.	75,432	550
	The Israel Corp. Ltd.	2,571	536
	Israel Discount Bank Ltd.	451,047	344
	Delek Group, Ltd.	4,298	282
	Gazit-Globe (1982) Ltd.	52,875	237
	Discount Investment Corp. Ltd.	26,471	231
	Oil Refineries Ltd.	909,669	216
*	Koor Industries Ltd.	22,417	216
	Africa-Israel Investments Ltd.	11,479	84
			60,331
Italy (1.6%)
	Eni SpA	2,731,258	57,769
	Enel SpA	4,542,519	25,480
	Intesa Sanpaolo SpA	8,080,071	25,465
	Assicurazioni Generali SpA	1,109,489	23,083
	UniCredit SpA	11,919,317	20,972
	Telecom Italia SpA	10,565,540	12,982
	Unione Di Banche Italiane ScpA	641,180	7,979
	Finmeccanica SpA	422,299	6,606
	Telecom Italia SpA RNC	6,333,875	6,107
	Mediobanca Banca di Credito Finanziaria SpA	511,709	4,642
	Snam Rete Gas SpA	818,763	4,265
	Saipem SpA	272,292	4,149
	Atlantia SpA	271,775	3,971
	Banco Popolare SpA	681,106	3,885
	Mediaset SpA	795,862	3,874
	Terna SpA	1,268,609	3,854
	Banca Monte dei Paschi di Siena SpA	2,569,949	3,686
	Fiat SpA	734,091	3,574
	Alleanza Assicurazioni SpA	431,316	2,926
	Parmalat SpA	1,729,787	2,787
	A2A SpA	1,302,483	2,261
	Intesa Sanpaolo SpA Non Convertible Risp.	953,314	2,138
	Banca Popolare di Milano SpA	415,300	2,119
	Luxottica Group SpA	145,311	2,053
	Banca Carige SpA	731,171	1,690
	Prysmian SpA	113,964	1,439
	Saras SpA Raffinerie Sarde	357,028	1,174
	Lottomatica SpA	62,595	1,155
	Fondiari-Sai SpA	71,479	1,115
	Unipol Gruppo Finanziario SpA	717,993	1,071
	Unipol Gruppo Finanziario SpA Pfd.	996,940	1,042
	Mediolanum SpA	235,594	911

	IFIL Investments SpA	338,543	838
	Pirelli & C. Accomandita per Azioni SpA	2,787,722	798
	Italcementi SpA	76,701	717
	Italcementi SpA Risp.	115,475	676
	Autogrill SpA	111,103	651
	Bulgari SpA	142,938	591
			250,495
Japan (11.9%)
	Toyota Motor Corp.	2,893,800	93,088
	Mitsubishi UFJ Financial Group	11,529,430	63,957
	Takeda Pharmaceutical Co. Ltd.	855,200	40,073
	Tokyo Electric Power Co.	1,277,300	39,945
	Honda Motor Co., Ltd.	1,732,400	39,814
	Nintendo Co.	104,000	32,242
	Canon, Inc.	1,119,300	30,541
	NTT DoCoMo, Inc.	16,475	28,700
	Sumitomo Mitsui Financial Group, Inc.	703,600	27,885
	Nippon Telegraph and Telephone Corp.	545,000	26,395
^	Mizuho Financial Group, Inc.	10,184,200	25,209
	East Japan Railway Co.	356,700	24,187
	Matsushita Electric Industrial Co., Ltd.	1,930,000	23,416
	Seven and I Holdings Co., Ltd.	855,800	22,821
	Kansai Electric Power Co., Inc.	801,200	21,959
	Sony Corp.	1,053,800	20,538
	Shin-Etsu Chemical Co., Ltd.	430,600	20,147
	Chubu Electric Power Co.	694,700	19,711
	KDDI Corp.	3,058	19,094
	Astellas Pharma Inc.	502,300	19,018
	Millea Holdings, Inc.	717,600	19,007
	Mitsui & Co., Ltd.	1,818,000	18,971
	Mitsubishi Corp.	1,423,000	18,804
	Daiichi Sankyo Co., Ltd.	735,400	16,513
	Mitsubishi Estate Co., Ltd.	1,234,000	16,182
	Nippon Steel Corp.	5,363,000	15,747
	JFE Holdings, Inc.	546,000	13,569
	Japan Tobacco, Inc.	4,701	13,516
	Kao Corp.	549,000	13,334
	Mitsubishi Heavy Industries Ltd.	3,362,000	12,704
	Softbank Corp.	797,300	12,325
	Nomura Holdings Inc.	1,856,200	12,022
	Fanuc Co., Ltd.	201,000	11,912
	Central Japan Railway Co.	1,646	11,739
	Tokyo Gas Co., Ltd.	2,438,000	11,532
	Tohoku Electric Power Co.	445,500	11,471
	Mitsui Fudosan Co., Ltd.	882,000	11,375
	Fuji Photo Film Co., Ltd.	515,300	11,266

	Toshiba Corp.	3,227,000	11,266
	Kyocera Corp.	171,300	10,997
	Hitachi Ltd.	3,533,000	10,777
	Sumitomo Corp.	1,178,700	10,667
	Kyushu Electric Power Co., Inc.	397,500	10,393
	Kirin Brewery Co., Ltd.	825,000	10,347
	Mitsui Sumitomo Insurance Group Holdings, Inc.	395,200	10,244
	Komatsu Ltd.	948,000	9,787
	Eisai Co., Ltd.	263,400	9,621
	Mitsubishi Electric Corp.	2,040,000	9,363
	Denso Corp.	510,100	9,242
	Secom Co., Ltd.	220,000	9,238
	Fujitsu Ltd.	1,954,000	8,784
	Osaka Gas Co., Ltd.	2,041,000	8,696
	Ricoh Co.	704,000	8,591
	Murata Manufacturing Co., Ltd.	224,500	8,495
^	Resona Holdings Inc.	538,600	8,305
	Bridgestone Corp.	639,500	8,129
	Sumitomo Metal Industries Ltd.	4,030,000	8,064
^	Sharp Corp.	1,049,000	7,788
	Daiwa Securities Group Inc.	1,408,000	7,775
	Hoya Corp.	435,700	7,769
	Kintetsu Corp.	1,718,000	7,766
	Itochu Corp.	1,585,000	7,705
	Chugoku Electric Power Co., Ltd.	294,200	7,652
	Sumitomo Trust & Banking Co., Ltd.	1,501,000	7,360
	West Japan Railway Co.	1,793	7,293
	Keyence Corp.	39,900	7,257
	Nissan Motor Co., Ltd.	2,372,700	7,148
	Hankyu Corp.	1,279,000	7,003
	Mitsui OSK Lines Ltd.	1,209,000	6,905
	Shionogi & Co., Ltd.	316,000	6,771
	T & D Holdings, Inc.	208,000	6,723
	Bank of Yokohama Ltd.	1,305,000	6,666
	Tokyo Electron Ltd.	180,000	6,598
	Shizuoka Bank Ltd.	626,000	6,527
	Daikin Industries Ltd.	278,500	6,385
	Kubota Corp.	1,156,000	6,287
	Shikoku Electric Power	189,700	6,260
	Fast Retailing Co., Ltd.	49,500	6,242
	Asahi Breweries Ltd.	401,300	6,194
	Inpex Holdings, Inc.	859	6,165
	Marubeni Corp.	1,712,000	6,093
	Terumo Corp.	178,400	6,058
	Dai-Nippon Printing Co., Ltd.	617,000	6,024
	Toray Industries, Inc.	1,389,000	6,006

	Nippon Oil Corp.	1,369,000	5,949
	Ajinomoto Co., Inc.	690,000	5,942
	Sumitomo Electric Industries Ltd.	785,700	5,914
	Shiseido Co., Ltd.	348,000	5,851
	Office Building Fund of Japan Inc.	536	5,750
	Nipponkoa Insurance Co., Ltd.	693,000	5,668
	Sompo Japan Insurance Inc.	885,000	5,519
	Nidec Corp.	114,600	5,505
	Asahi Glass Co., Ltd.	1,047,000	5,468
	Mitsubishi Chemical Holdings Corp.	1,331,000	5,455
	Electric Power Development Co., Ltd.	140,700	5,435
	Sumitomo Metal Mining Co.	582,000	5,417
	NEC Corp.	2,028,000	5,407
	Nippon Yusen Kabushiki Kaisha Co.	1,147,000	5,374
	Yamada Denki Co., Ltd.	90,990	5,361
	Aeon Co., Ltd.	665,200	5,342
	SMC Corp.	59,800	5,332
	Ono Pharmaceutical Co., Ltd.	100,900	5,321
	Rohm Co., Ltd.	106,800	5,304
	Hokuriku Electric Power Co.	184,400	5,268
	Odakyu Electric Railway Co.	661,000	5,266
	Sumitomo Chemical Co.	1,636,000	5,184
	Tokyu Corp.	1,190,000	5,164
	Asahi Kasei Corp.	1,255,000	5,134
*,^	Mitsubishi Motors Corp.	3,755,000	4,996
	Suzuki Motor Corp.	367,900	4,967
^	Yahoo Japan Corp.	15,620	4,956
	Hokkaido Electric Power Co., Ltd.	204,500	4,948
	TDK Corp.	127,400	4,784
	Daiwa House Industry Co., Ltd.	527,000	4,715
	Tobu Railway Co., Ltd.	859,000	4,701
	Sumitomo Realty & Development Co.	396,000	4,535
	Chugai Pharmaceutical Co., Ltd.	233,200	4,498
	Chiba Bank Ltd.	798,000	4,477
	OJI Paper Co., Ltd.	908,000	4,310
	NTT Data Corp.	1,324	4,230
	Yamato Holdings Co., Ltd.	414,000	4,205
	Orix Corp.	95,960	4,189
	Oriental Land Co., Ltd.	54,900	4,174
	Kobe Steel Ltd.	2,744,000	4,098
	Japan Real Estate Investment Corp.	447	4,029
	Mitsui Trust Holding Inc.	1,020,000	4,012
	Rakuten, Inc.	6,796	4,007
	Joyo Bank Ltd.	729,000	3,954
	Olympus Corp.	246,000	3,949
	Sekisui House Ltd.	469,000	3,939

	Japan Steel Works Ltd.	364,000	3,924
	Konica Minolta Holdings, Inc.	497,500	3,874
	Nikon Corp.	359,000	3,737
	Toyoda Automatic Loom Works Ltd.	186,400	3,724
	Toppan Printing Co., Ltd.	553,000	3,724
	JS Group Corp.	277,000	3,693
	Daito Trust Construction Co., Ltd.	84,100	3,620
	Lawson Inc.	72,000	3,558
	NGK Insulators Ltd.	271,000	3,483
	Nippon Mining Holdings Inc.	945,000	3,437
	Dentsu Inc.	199,800	3,433
	Keihin Electric Express Railway Co., Ltd.	448,000	3,431
	Bank of Kyoto Ltd.	325,000	3,420
	Tanabe Seiyaku Co., Ltd.	231,000	3,418
	Benesse Corp.	79,200	3,382
	Keio Electric Railway Co., Ltd.	617,000	3,279
	Hirose Electric Co., Ltd.	34,200	3,231
	JGC Corp.	226,000	3,193
	Nitto Denko Corp.	170,300	3,159
	Matsushita Electric Works, Ltd.	398,000	3,127
	Toho Gas Co., Ltd.	510,000	3,113
	Mitsubishi Materials Corp.	1,236,000	3,079
	Trend Micro Inc.	112,000	3,054
	Ohbayashi Corp.	649,000	3,051
	Nitori Co., Ltd.	42,950	3,031
	Nippon Express Co., Ltd.	843,000	3,017
	Sony Financial Holdings, Inc.	896	2,953
	Uni-Charm Corp.	42,800	2,949
	The Iyo Bank, Ltd.	250,000	2,943
	Nissin Food Products Co., Ltd.	85,000	2,912
	Kawasaki Heavy Industries Ltd.	1,594,000	2,898
	Shimizu Corp.	633,000	2,856
	Nippon Paper Group, Inc.	96,100	2,854
	Ibiden Co., Ltd.	139,400	2,820
	TonenGeneral Sekiyu K.K.	291,000	2,812
	Kuraray Co., Ltd.	356,500	2,804
*,^	Sanyo Electric Co., Ltd.	1,795,000	2,763
	Fukuoka Financial Group, Inc.	806,000	2,703
	Taisho Pharmaceutical Co.	132,000	2,694
	Aisin Seiki Co., Ltd.	200,200	2,693
	Sankyo Co., Ltd.	55,700	2,671
	Kurita Water Industries Ltd.	115,500	2,609
	Hisamitsu Pharmaceutical Co. Inc.	69,600	2,584
	Santen Pharmaceutical Co., Ltd.	79,700	2,566
	Kyowa Hakko Kogyo Co.	278,000	2,510
	Toyo Seikan Kaisha Ltd.	168,900	2,504

	All Nippon Airways Co., Ltd.	666,000	2,500
	Sekisui Chemical Co.	449,000	2,499
	Omron Corp.	209,600	2,496
	The Hachijuni Bank Ltd.	445,000	2,492
	Toyo Suisan Kaisha, Ltd.	94,000	2,478
*	Isetan Mitsukoshi Holdings Ltd.	341,400	2,453
	Yamaguchi Financial Group, Inc.	220,000	2,444
	Nippon Electric Glass Co., Ltd.	370,000	2,442
	Jupiter Telecommunications Co., Ltd.	2,572	2,431
	Hokuhoku Financial Group, Inc.	1,225,000	2,426
	Shimano, Inc.	70,600	2,414
	Gunma Bank Ltd.	415,000	2,403
	The Chugoku Bank, Ltd.	170,000	2,390
	Aioi Insurance Co., Ltd.	488,000	2,385
	Nippon Meat Packers, Inc.	189,000	2,381
	Sega Sammy Holdings Inc.	186,300	2,357
	JSR Corp.	192,600	2,342
	Kajima Corp.	878,000	2,316
	Makita Corp.	125,900	2,290
	Taisei Corp.	1,035,000	2,285
	Kawasaki Kisen Kaisha Ltd.	627,000	2,285
	The Hiroshima Bank, Ltd.	537,000	2,282
	Ube Industries Ltd.	1,049,000	2,261
	Furukawa Electric Co.	652,000	2,253
	FamilyMart Co., Ltd.	61,400	2,243
	Teijin Ltd.	925,000	2,222
	Kamigumi Co., Ltd.	277,000	2,195
	SBI Holdings, Inc.	17,947	2,168
	Nomura Research Institute, Ltd.	119,000	2,157
	Advantest Corp.	158,500	2,140
	Yakult Honsha Co., Ltd.	104,900	2,137
	Konami Corp.	106,200	2,125
	Toho Co., Ltd.	121,100	2,112
*	Japan Airlines System Co.	964,000	2,080
^	Shinsei Bank, Ltd.	1,626,000	2,077
	Nisshin Seifun Group Inc.	189,000	2,054
^	Takashimaya Co.	303,000	2,039
	Yamaha Motor Co., Ltd.	215,500	2,021
	Namco Bandai Holdings Inc.	202,100	2,020
	The Suruga Bank, Ltd.	229,000	2,016
	Tsumura & Co.	61,000	2,011
	Toyota Tsusho Corp.	223,500	2,005
	Sojitz Holdings Corp.	1,306,100	2,001
	Sumitomo Heavy Industries Ltd.	615,000	1,952
	Nippon Sanso Corp.	298,000	1,923
	Casio Computer Co.	244,300	1,919

Mitsui Chemicals, Inc.	663,000	1,906
J. Front Retailing Co., Ltd.	518,000	1,864
Square Enix Co., Ltd.	68,400	1,836
Susuken Co., Ltd.	71,100	1,833
77 Bank Ltd.	361,000	1,812
The Nishi-Nippon City Bank, Ltd.	738,000	1,811
Acom Co., Ltd.	51,580	1,805
Showa Shell Sekiyu K.K.	192,200	1,799
Amada Co., Ltd.	375,000	1,792
Nomura Real Estate Office Fund, Inc.	280	1,762
Seiko Epson Corp.	138,500	1,758
Sumco Corp.	134,300	1,738
Fuji Heavy Industries Ltd.	600,000	1,729
Yamazaki Baking Co., Ltd.	127,000	1,713
Mizuho Trust & Banking Co., Ltd.	1,644,000	1,703
Credit Saison Co., Ltd.	172,200	1,689
Mediceo Paltac Holdings Co., Ltd.	149,500	1,661
Kaneka Corp.	309,000	1,652
Daihatsu Motor Co., Ltd.	194,000	1,636
Brother Industries Ltd.	251,800	1,629
Shimamura Co., Ltd.	23,100	1,621
Japan Retail Fund Investment Corp.	367	1,614
Mitsubishi Gas Chemical Co.	403,000	1,601
Nippon Sheet Glass Co., Ltd.	654,000	1,600
THK Co., Inc.	125,700	1,596
Showa Denko K.K.	1,192,000	1,584
Oracle Corp. Japan	39,500	1,572
IHI Corp.	1,352,000	1,570
Yamaha Corp.	178,200	1,559
Ushio Inc.	122,100	1,549
Shimadzu Corp.	253,000	1,530
Keisei Electric Railway Co., Ltd.	284,000	1,528
Japan Prime Realty Investment Corp.	591	1,515
Kikkoman Corp.	158,000	1,514
Cosmo Oil Co., Ltd.	569,000	1,513
Dai Nippon Pharmaceutical Co., Ltd.	168,000	1,494
Isuzu Motors Ltd.	1,286,000	1,493
Idemitsu Kosan Co. Ltd.	22,800	1,488
Uny Co., Ltd.	179,000	1,488
Stanley Electric Co.	152,800	1,474
NSK Ltd.	456,000	1,464
Tokyu Land Corp.	469,000	1,463
Mazda Motor Corp.	939,000	1,456
Mitsubishi UFJ Lease & Finance Company Ltd.	60,110	1,418
Toto Ltd.	264,000	1,394
Japan Petroleum Exploration Co., Ltd.	29,900	1,379

	Citizen Watch Co., Ltd.	334,900	1,363
^	NGK Spark Plug Co.	177,000	1,361
^	Mitsubishi Rayon Co., Ltd.	563,000	1,349
*	Seven Bank, Ltd.	445	1,349
	Marui Co., Ltd.	258,800	1,338
	Tokuyama Corp.	223,000	1,329
	Nisshin Steel Co.	783,000	1,308
	Alfresa Holdings Corp.	30,600	1,298
	Meiji Dairies Corp.	275,000	1,291
	Taiheiyo Cement Corp.	938,000	1,285
	Kinden Corp.	144,000	1,271
	Coca-Cola West Japan Co., Ltd.	61,300	1,262
	Asics Corp.	168,000	1,250
	Haseko Corp.	1,343,500	1,248
	Hitachi Chemical Co., Ltd.	112,900	1,230
	Mitsubishi Logistics Corp.	121,000	1,229
	Mabuchi Motor Co.	32,500	1,220
	Daicel Chemical Industries Ltd.	277,000	1,218
	JTEKT Corp.	196,300	1,213
	Sapporo Holdings Ltd.	262,000	1,207
	NTN Corp.	448,000	1,194
	Kansai Paint Co., Ltd.	235,000	1,186
	Obic Co., Ltd.	7,560	1,174
	Mitsui Engineering & Shipbuilding Co., Ltd.	763,000	1,165
	Tokyo Steel Manufacturing Co.	118,400	1,161
	Leopalace21 Corp.	136,900	1,155
^	Promise Co., Ltd.	62,300	1,143
	Sumitomo Rubber Industries Ltd.	181,100	1,138
	Nissan Chemical Industries, Ltd.	151,000	1,135
	Hitachi High-Technologies Corp.	75,800	1,134
	Shinko Securities Co., Ltd.	568,000	1,133
	Mitsumi Electric Co., Ltd.	87,000	1,130
	Minebea Co., Ltd.	372,000	1,128
	Tosoh Corp.	536,000	1,123
	Sapporo Hokuyo Holdings, Inc.	313,000	1,114
	Canon Sales Co. Inc.	75,100	1,105
	Mitsui Mining & Smelting Co., Ltd.	609,000	1,095
^	Hitachi Construction Machinery Co.	111,600	1,094
	Yokogawa Electric Corp.	240,300	1,093
	Denki Kagaku Kogyo K.K.	517,000	1,078
	Hakuhodo DY Holdings Inc.	23,900	1,068
	Nisshinbo Industries, Inc.	144,000	1,051
	NTT Urban Development Corp.	1,211	1,041
	USS Co., Ltd.	24,250	1,037
	Yamato Kogyo Co., Ltd.	42,800	1,035
	Dai-Nippon Ink & Chemicals, Inc.	638,000	1,032

^	Nomura Real Estate Holdings Inc.	57,600	1,020
	Dowa Fire & Marine Insurance Co.	191,000	1,013
^	Matsui Securities Co., Ltd.	133,200	996
^	Ito En, Ltd.	71,600	996
	Tokyo Tatemono Co., Ltd.	287,000	958
	Onward Kashiyama Co., Ltd.	141,000	957
*,^	DeNA Co., Ltd.	321	947
	Yaskawa Electric Corp.	258,000	940
	Maruichi Steel Tube Ltd.	39,800	936
	ABC-Mart Inc.	28,500	935
	Hitachi Metals Ltd.	181,000	933
	Dowa Mining Co., Ltd.	292,000	926
	AEON Mall Co., Ltd.	66,600	914
	Daido Steel Co., Ltd.	334,000	912
*	Elpida Memory Inc.	127,600	899
	Toyoda Gosei Co., Ltd.	73,200	829
	Otsuka Corp.	18,200	809
	Aeon Credit Service Co. Ltd.	89,600	809
	Alps Electric Co., Ltd.	190,900	801
	NOK Corp.	107,500	755
	Itochu Techno-Science Corp.	33,400	744
^	Takefuji Corp.	103,610	732
	JAFCO Co., Ltd.	35,900	709
	Aozora Bank, Ltd.	622,000	695
	Fuji Television Network, Inc.	523	666
^	Shinko Electric Industries Co., Ltd.	77,000	650
	Fuji Electric Holdings Co., Ltd.	543,000	647
	Tokyo Broadcasting System Holdings, Inc.	42,600	580
	NHK Spring Co.	153,000	552
	Hino Motors, Ltd.	307,000	540
	Toyota Boshoku Corp.	63,700	512
^	Osaka Titanium Technologies Co.	21,500	466
	Hikari Tsushin, Inc.	26,000	461
*	NEC Electronics Corp.	36,000	249
			1,886,024
Luxembourg (0.2%)
	ArcelorMittal (Amsterdam Shares)	911,959	20,408
	SES Global Fiduciary Depositary Receipts	298,421	5,466
	Millicom International Cellular SA	72,255	2,782
*	Tenaris S.A.	214,111	2,112
			30,768
Malaysia (0.3%)
	Bumiputra-Commerce Holdings Bhd.	2,621,400	4,603
	Sime Darby Bhd.	2,562,800	3,878
	IOI Corp. Bhd.	3,602,600	3,860
	Malayan Banking Bhd.	2,585,800	3,727

	Malaysia International Shipping Corp., Bhd. (Foreign)	1,161,900	2,766
	Public Bank Bhd.	1,108,300	2,641
	Genting Bhd.	2,297,700	2,320
	Tenaga Nasional Bhd.	1,382,700	2,244
	Digi.com Bhd.	336,900	1,908
	Resorts World Bhd.	3,080,200	1,895
	British American Tobacco Bhd.	153,700	1,880
	YTL Corp., Bhd.	903,300	1,744
	PPB Group Bhd.	546,900	1,426
	Petronas Gas Bhd.	506,500	1,372
	Kuala Lumpur Kepong Bhd.	500,200	1,371
	PLUS Expressways Bhd.	1,553,200	1,244
	AMMB Holdings Bhd.	1,853,300	1,164
	YTL Power International Bhd.	2,052,357	1,071
	Berjaya Sports Toto Bhd.	793,300	1,028
*	TM International Bhd.	1,132,600	992
	Telekom Malaysia Bhd.	1,111,000	972
	UMW Holdings Malaysia Bhd.	630,100	965
	Gamuda Bhd.	1,722,600	897
	IJM Corp. Bhd.	890,600	827
	SP Setia Bhd.	910,400	826
	Tanjong Public Ltd. Co.	204,900	762
	Hong Leong Bank Bhd.	538,900	757
	Petronas Dagangan Bhd.	233,200	474
	RHB Capital Bhd.	407,800	413
	Alliance Financial Group Bhd.	791,400	411
	Bursa Malaysia Bhd.	293,600	410
	KLCC Property Holdings Bhd.	445,900	357
	IGB Corp., Bhd.	861,300	343
	Hong Leong Financial Group Bhd.	259,400	324
	Malaysian Airline System Bhd.	411,300	322
	Malaysia Mining Corp., Bhd.	882,900	322
	KNM Group Bhd.	2,493,400	295
	Lafarge Malayan Cement Bhd.	327,700	285
	Parkson Holdings, Bhd.	279,100	249
*	Airasia Bhd.	1,024,200	247
	Asiatic Development Bhd.	212,000	228
	Astro All Asia Networks PLC	372,600	219
*	IJM Land Corp. Bhd. Warrants Exp. 9/11/13	46,153	3
			54,042
Mexico (0.5%)
	America Movil SA de CV	18,850,000	26,857
	Grupo Televisa SA CPO	2,560,900	7,149
	Wal-Mart de Mexico SA	3,102,200	6,471
	Fomento Economico Mexicano UBD	2,281,800	6,380
	Telefonos de Mexico SA	6,558,500	5,802

	Cemex SA CPO	7,334,900	5,769
	Telmex Internacional SAB de CV	6,641,193	3,139
*	Carso Global Telecom SAB de CV	725,300	2,619
	Grupo Mexico SA de CV	4,100,761	2,249
	Kimberly Clark de Mexico SA de CV Series A	609,800	1,969
	Grupo Financerio Banorte SA de CV	1,428,700	1,882
	Grupo Elektra SA de CV	74,885	1,691
	Grupo Financiero Inbursa, SA de CV	671,314	1,499
	Grupo Modelo SA	538,000	1,419
	Grupo Carso SA de CV Series A1	591,800	1,326
	Grupo Bimbo SA	306,100	1,095
	Coca-Cola Femsa SA de CV	284,100	1,077
	Industrias Penoles, SA de CV	103,495	929
*	Empresas ICA SA de CV	502,694	831
*	Desarrolladora Homex SA de CV	218,200	694
*	URBI Desarrollos Urbanos SA de CV	502,700	516
	Grupo Aeroportuario del Pacifico SA	259,800	484
	Alfa SA de CV Series A	285,700	477
	Grupo Aeroportuario del Pacifico SA ADR	23,526	440
	Mexichem SA de CV	580,463	426
	Banco Conpartamos SA de CV	217,900	406
	Cemex SAB de CV ADR	1,466	11
			83,607
Netherlands (1.2%)
	Unilever NV	1,708,940	37,670
	Koninklijke KPN NV	1,891,386	25,175
	Koninklijke (Royal) Philips Electronics NV	1,060,679	19,279
	ING Groep NV	2,076,403	17,137
	Koninklijke Ahold NV	1,255,422	15,053
	Akzo Nobel NV	249,224	8,898
	Aegon NV	1,481,861	7,750
	Heineken NV	256,115	7,529
	ASML Holding NV	451,509	7,467
	Reed Elsevier NV	655,410	7,253
	TNT NV	396,627	6,874
^	European Aeronautic Defence and Space Co.	337,921	5,881
	Wolters Kluwer NV	282,210	5,073
	Koninklijke DSM NV	141,763	3,397
	Heineken Holding NV	113,881	3,043
	Randstad Holding NV	106,202	2,105
	Corio NV	45,998	1,968
	SBM Offshore NV	153,403	1,850
	Fugro NV	65,028	1,757
	Koninklijke Boskalis Westminster NV	57,841	1,167
	SNS REAAL	119,855	523
			186,849

New Zealand (0.0%)
	Telecom Corp. of New Zealand Ltd.	1,913,041	2,569
	Fletcher Building Ltd.	516,158	1,461
	Contact Energy Ltd.	321,424	1,113
	Auckland International Airport Ltd.	1,091,178	1,002
	Sky City Entertainment Group Ltd.	518,094	808
			6,953
Norway (0.3%)
	StatoilHydro ASA	1,346,500	23,199
	Orkla ASA	874,900	5,816
	Telenor ASA	883,600	5,766
	Yara International ASA	198,500	4,463
	DnB NOR ASA	763,400	2,589
^	Norsk Hydro ASA	716,800	2,555
	Seadrill Ltd.	280,600	2,325
^	Frontline Ltd.	54,400	1,564
*,^	Renewable Energy Corp. AS	153,500	1,539
	Aker Solutions ASA	171,620	806
			50,622
Peru (0.1%)
	Compania de Minas Buenaventura SA	154,240	2,928
	Credicorp Ltd.	66,055	2,721
	Southern Copper Corp. (U.S. Shares)	145,500	2,028
	Southern Copper Corp.	102,235	1,431
	Compania Minera Milpo SA	509,777	928
	Compania de Minas Buenaventura SA ADR	40,215	758
			10,794
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	58,110	2,534
	Bank of Philippine Islands	1,474,600	1,057
	Ayala Corp.	206,270	837
	Ayala Land, Inc.	5,730,700	750
	Globe Telecom, Inc.	39,490	688
	SM Prime Holdings, Inc.	4,572,000	686
	SM Investments Corp.	160,390	640
	Manila Electric Co.	426,200	528
	Jollibee Foods Corp.	566,300	466
	PNOC Energy Development Corp.	8,625,000	389
	Banco De Oro	765,600	362
	Metropolitan Bank & Trust Co.	604,100	289
	International Container Terminal Services, Inc.	818,200	184
			9,410
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	533,143	4,223
	Telekomunikacja Polska SA	733,352	4,139
	Bank Polska Kasa Opieki Grupa Pekao SA	125,251	3,889

	Polski Koncern Naftowy SA	332,281	2,122
	Polish Oil & Gas	1,214,588	1,318
	KGHM Polska Miedz SA	125,459	1,071
	Asseco Poland SA	54,983	738
	Bank Zachodni WBK SA	24,674	619
*	PBG SA	10,094	587
	TVN SA	147,143	498
*	Globe Trade Centre SA	114,482	429
*	Bank Rozwoju Eksportu SA	10,184	398
*	Cyfrowy Polsat, S.A.	88,706	371
	Bank Handlowy W Warszawie	30,854	308
*	Getin Holding SA	290,808	307
	Polimex Mostostal SA	387,830	273
*	Cersanit-Krasnystaw SA	98,306	255
*	Bank Slaski w Katowicach SA	3,072	239
	Orbis SA	25,869	184
	BIG Bank Gdanski SA	273,517	163
*	Grupa Lotos SA	47,812	106
			22,237
Portugal (0.1%)
	Electricidade de Portugal SA	1,919,819	6,793
	Portugal Telecom SGPS SA	647,950	5,232
*	Banco Comercial Portugues SA	2,455,485	2,501
	Galp Energia, SGPS, SA B shares	196,371	2,081
	Brisa-Auto Estradas de Portugal SA	306,909	2,023
	Banco Espirito Santo SA	243,403	1,611
^	Cimpor-Cimento de Portugal SA	273,946	1,270
	Jeronimo Martins, SGPS, SA	223,541	1,135
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	181,746	977
			23,623
Russia (0.6%)
	OAO Gazprom Sponsored ADR	2,483,537	32,058
	LUKOIL Sponsored ADR	492,300	16,056
	Mobile TeleSystems ADR	206,977	4,409
	Sberbank	9,195,435	4,276
	Rosneft Oil Co. GDR	1,328,001	4,116
	MMC Norilsk Nickel ADR	886,241	3,655
	Rostelecom ADR	64,577	3,230
	Surgutneftegaz OJSC ADR	738,670	3,157
	OAO Vimpel-Communications Sponsored ADR	473,137	2,881
	Polyus Gold ADR	162,734	2,352
	Tatneft GDR	67,145	2,202
*	Hydro OGK	107,886,742	1,825
	NovaTek OAO GDR	79,104	1,736
	Surgutneftegaz Pfd.	6,928,137	1,412

^	VTB Bank OJSC GDR	798,900	948
	Uralkali	758,260	891
	Gazprom Neft	369,154	751
	Novolipetsk Steel GDR	87,620	742
	Cherepovets MK Severstal GDR	243,803	631
*	Pharmstandard-GDR	73,890	512
	Mechel OAO ADR	136,475	464
*	Wimm-Bill-Dann Foods ADR	17,980	436
	Comstar United Telesystems GDR	154,337	367
	Sistema JSFC GDR	94,983	350
	OAO TMK-GDR	49,100	209
*	VTB Bank OJSC	122,279,512	76
*	PIK Group-GDR	88,600	50
			89,792
Singapore (0.5%)
	Singapore Telecommunications Ltd.	8,394,000	14,570
^	DBS Group Holdings Ltd.	1,797,999	10,352
	United Overseas Bank Ltd.	1,282,000	9,949
	Oversea-Chinese Banking Corp., Ltd.	2,602,000	8,734
	Singapore Airlines Ltd.	566,000	4,137
	Keppel Corp., Ltd.	1,324,000	3,486
	Singapore Press Holdings Ltd.	1,625,000	3,000
	Singapore Exchange Ltd.	886,000	2,969
	Capitaland Ltd.	1,737,000	2,690
	Singapore Technologies Engineering Ltd.	1,417,000	2,112
	Fraser & Neave Ltd.	1,051,000	1,971
	City Developments Ltd.	508,000	1,870
	ComfortDelGro Corp. Ltd.	1,914,000	1,824
	Wilmar International Ltd.	841,000	1,582
	Ascendas REIT	1,584,000	1,496
	Sembcorp Industries Ltd.	1,005,000	1,494
	CapitaMall Trust	1,172,000	1,215
	Noble Group Ltd.	1,749,000	1,178
	Golden Agri-Resources Ltd.	5,426,000	1,085
	Jardine Cycle N Carriage Ltd.	152,000	1,070
	Olam International Ltd.	1,285,000	1,031
	SembCorp Marine Ltd.	928,000	951
	Parkway Holdings Ltd.	1,021,000	770
	United Overseas Land Ltd.	567,000	723
	Cosco Corp. Singapore Ltd.	838,000	427
	Neptune Orient Lines Ltd.	516,000	376
*	Ascendas REIT Rights Exp. 2/05/09	71,666	14
			81,076
South Africa (0.8%)
	Sasol Ltd.	631,104	16,804
	MTN Group Ltd.	1,666,246	15,800

	AngloGold Ltd.	294,425	8,341
	Standard Bank Group Ltd.	1,208,064	8,302
	Gold Fields Ltd.	647,754	6,812
	Impala Platinum Holdings Ltd.	561,919	6,432
	Naspers Ltd.	396,324	6,040
	FirstRand Ltd.	2,988,340	4,311
*	Harmony Gold Mining Co., Ltd.	366,109	4,311
	Sanlan Ltd.	2,205,308	3,472
	Telkom South Africa Ltd.	300,535	3,400
	Remgro Ltd.	489,752	3,379
	Anglo Platinum Ltd.	74,262	3,041
	ABSA Group Ltd.	324,317	2,922
	Bidvest Group Ltd.	284,732	2,765
	Shoprite Holdings Ltd.	456,962	2,421
	Tiger Brands Ltd.	172,412	2,364
	Growthpoint Properties Ltd.	1,524,819	2,159
	African Bank Investments Ltd.	804,175	2,052
	Nedbank Group Ltd.	225,272	1,987
	RMB Holdings Ltd.	750,446	1,670
	Massmart Holdings Ltd.	205,491	1,618
	Sappi Ltd.	488,805	1,591
	ArcelorMittal South Africa, Ltd.	201,462	1,569
	Truworths International Ltd.	453,252	1,555
	Pretoria Portland Cement Co. Ltd.	507,874	1,461
	African Rainbow Minerals Ltd.	121,318	1,407
	Murray & Roberts Holdings Ltd.	310,194	1,296
	Steinhoff International Holdings Ltd.	1,105,747	1,289
	Kumba Iron Ore Ltd.	82,306	1,186
*	Aspen Pharmacare Holdings Ltd.	279,389	1,150
	Woolworths Holdings Ltd.	853,407	1,118
	Aveng Ltd.	413,514	1,056
	Network Healthcare Holdings Ltd.	1,179,837	1,019
	Foschini Ltd.	229,085	1,018
	Reunert Ltd.	192,011	884
	Exxaro Resources Ltd.	129,498	856
	Imperial Holdings Ltd.	164,892	823
	Pick'n Pay Stores Ltd.	244,034	823
	Investec Ltd.	211,519	769
	Barloworld Ltd.	222,750	728
	Liberty Holdings, Ltd.	106,315	691
	Northam Platinum Ltd.	109,074	184
			132,876
South Korea (1.5%)
	Samsung Electronics Co., Ltd.	101,331	35,233
	POSCO	44,071	11,254
	KB Financial Group, Inc.	275,657	7,393

	KT & G Corp.	118,180	7,080
	Hyundai Heavy Industries Co., Inc.	43,396	6,116
	Shinhan Financial Group Co. Ltd.	291,940	5,898
	Hyundai Motor Co., Ltd.	163,328	5,513
[2]	Samsung Electronics Co., Ltd. GDR	29,130	5,096
	POSCO ADR	80,156	5,091
	LG Electronics Inc.	98,748	5,048
	Samsung Fire & Marine Insurance Co.	40,214	4,755
	Shinsegae Co., Ltd.	14,599	4,672
	Samsung Electronics Co., Ltd. Pfd.	21,409	4,661
	SK Telecom Co., Ltd.	28,202	4,208
	Korea Electric Power Corp.	202,770	4,098
	Samsung Corp.	139,738	4,092
*	NHN Corp.	40,196	3,982
	SK Energy Co., Ltd.	63,516	3,618
	LG. Philips LCD Co., Ltd.	185,580	3,549
	KT Corp.	112,990	3,236
	Samsung Heavy Industries Co., Ltd.	167,520	3,193
	LG Chem Ltd.	54,024	3,096
	LG Corp.	100,748	2,790
	Hyundai Mobis	58,389	2,719
	SK Holdings Co Ltd	36,697	2,697
	Samsung Securities Co. Ltd.	52,541	2,350
*	Hynix Semiconductor Inc.	349,820	2,211
	Hana Financial Group Inc.	133,990	2,193
	Hyundai Engineering & Construction Co., Ltd.	51,040	2,086
*	KB Financial Group, Inc.	79,188	2,048
	DC Chemical Co., Ltd.	13,466	1,997
	SK Telecom Co., Ltd. ADR	118,738	1,941
	S-Oil Corp.	45,592	1,919
	Samsung SDI Co. Ltd.	35,436	1,705
	Doosan Heavy Industries and Construction Co., Ltd.	32,023	1,631
	Hyundai Development Co.	62,200	1,627
*	Korea Telecom Freetel	77,180	1,617
	Samsung Electro-Mechanics Co.	64,680	1,584
	Daewoo Securities Co., Ltd.	127,560	1,549
	Hyundai Steel Co.	57,174	1,524
	Amorepacific Corp.	3,297	1,468
	Lotte Shopping Co., Ltd.	10,714	1,460
	GS Engineering & Construction Corp.	34,510	1,460
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	98,540	1,440
	Woori Finance Holdings Co., Ltd.	255,000	1,433
	Hyundai Mipo Dockyard Co., Ltd.	12,653	1,430
	Samsung Engineering Co., Ltd.	34,513	1,341
	Korea Electric Power Corp. ADR	133,112	1,323
	Yuhan Corp.	8,965	1,297

	Korea Exchange Bank	268,930	1,281
	Daewoo Engineering & Construction Co., Ltd.	189,890	1,263
	Mirae Asset Securities Co., Ltd.	23,285	1,228
	Industrial Bank of Korea	193,610	1,197
	LG Household & Health Care Ltd.	9,934	1,195
	Shinhan Financial Group Co., Ltd. ADR	29,793	1,188
	Samsung Techwin Co., Ltd.	57,740	1,146
	Kumkang Korea Chemical Co., Ltd.	5,603	1,138
	Cheil Industrial, Inc.	47,454	1,136
	Woori Investment & Securities Co., Ltd.	94,010	1,131
	Hyundai Securities Co.	146,130	1,122
*	Kia Motors	200,510	1,118
	Samsung Card Co. Ltd.	40,260	1,086
	GS Holdings Corp.	55,590	1,053
	LS Cable Ltd.	19,381	1,032
	Kangwon Land Inc.	112,350	1,025
	Hanwha Corp.	49,520	1,018
	Daelim Industrial Co.	30,149	1,000
	LG Telecom Ltd.	146,360	978
	Korean Air Co. Ltd.	38,050	956
	Hankook Tire Co. Ltd.	99,900	949
	Woongjin Coway Co., Ltd.	51,200	941
	Korea Gas Corp.	25,147	929
	Daewoo International Corp.	52,900	918
	Hanjin Shipping Co., Ltd.	64,170	898
	Korea Investment Holdings Co., Ltd.	43,940	880
	Hyosung Corp.	25,379	879
	CJ Cheiljedang Corp.	7,727	853
*	Doosan Corp.	11,114	834
	STX Pan Ocean Co., Ltd.	109,980	789
	KT Corp. ADR	55,567	785
	Hyundai Department Store Co., Ltd.	16,428	750
	Hanjin Heavy Industries & Construction Co., Ltd.	34,269	741
	Daegu Bank	143,870	721
	Dongkuk Steel Mill Co., Ltd.	40,470	708
	Honam Petrochemical Corp.	16,491	690
	Doosan Infracore Co., Ltd.	72,000	689
	S1 Corp.	19,780	675
*	Korea Express Co.	9,477	628
	Lotte Confectionery Co., Ltd.	694	608
	STX Shipbuilding Co., Ltd.	53,320	540
*	Hite Brewery Co., Ltd.	4,950	533
	Pusan Bank	113,610	510
	LG Dacom Corp.	38,410	508
	Korea Zinc Co., Ltd.	7,812	498
*	SK Networks Co., Ltd.	69,410	450

	Hyundai Motor Co., Ltd. 2nd Pfd.	36,660	406
	Hanwha Chemical Corp.	67,130	350
	LG Electronics Inc. Pfd.	15,900	333
	Dongbu Insurance Co., Ltd.	32,200	332
	Korea Line Corp.	6,361	293
	Kumho Industrial Co., Ltd.	25,400	250
	Taihan Electric Wire Co., Ltd.	22,310	248
			233,129
Spain (2.0%)
	Telefonica SA	4,442,319	78,757
	Banco Santander SA	8,269,395	66,917
	Banco Bilbao Vizcaya Argentaria SA	3,735,318	34,831
	Iberdrola SA	3,667,179	28,395
	Repsol YPF SA	768,469	13,725
	Industria de Diseno Textil SA	230,230	8,762
	Union Fenosa, SA	384,983	8,664
	ACS, Actividades de Contruccion y Servisios, SA	193,311	7,756
	Banco Popular Espanol SA	831,672	5,699
	Banco de Sabadell SA	973,511	4,875
	Red Electrica de Espana SA	112,796	4,633
	Abertis Infraestructuras SA	276,635	4,473
*	Iberdrola Renovables	893,695	3,611
	Acciona SA	30,574	3,444
	Enagas SA	188,420	3,267
	Gamesa Corporacion Tecnologica SA	194,624	3,260
	Criteria Caixacorp SA	862,648	2,992
	Gas Natural SDG SA	116,368	2,795
	Zardoya Otis SA	137,322	2,452
	Bankinter SA	283,249	2,446
	Grifols SA	135,217	2,369
	Indra Sistemas, SA	105,750	2,125
	Banco de Valencia SA	212,025	2,108
	Mapfre SA	729,321	2,055
	Acerinox SA	141,359	1,842
	Grupo Ferrovial SA	63,471	1,683
*	EDP Renovaveis SA	226,990	1,679
	Fomento de Construc y Contra SA	46,778	1,219
	Banco Santander SA (UK Shares)	150,220	1,195
	Cintra Concesiones de Infraestructuras de Transport SA	234,945	1,163
	Iberia (Linea Aerea Espana)	486,747	1,122
	Banco Santander SA ADR	128,881	1,010
	Gestevision Telecinco SA	116,781	1,002
	Sacyr Vallehermoso SA	72,902	622
			312,948
Sweden (0.9%)
	Telefonaktiebolaget LM Ericsson AB Class B	3,110,000	24,472

	Hennes & Mauritz AB B Shares	536,350	20,696
	Nordea Bank AB	2,171,600	11,482
	TeliaSonera AB	2,358,500	10,342
	Investor AB B Shares	479,200	5,553
	Sandvik AB	1,065,600	5,437
	Svenska Handelsbanken AB A Shares	482,700	5,262
	Atlas Copco AB A Shares	708,100	4,748
	Volvo AB B Shares	1,146,800	4,572
	Svenska Cellulosa AB B Shares	583,600	4,553
	Swedish Match AB	270,500	3,649
	SKF AB B Shares	413,200	3,452
	Skanska AB B Shares	403,500	3,436
	Assa Abloy AB	321,200	3,212
	Scania AB B Shares	374,700	3,009
	Getinge AB B Shares	214,000	2,844
	Alfa Laval AB	391,800	2,731
	Securitas AB B Shares	327,600	2,626
	Tele2 AB B Shares	315,550	2,543
	Atlas Copco AB B Shares	403,500	2,395
^	Skandinaviska Enskilda Banken AB A Shares	480,200	2,043
	Electrolux AB Series B	265,700	1,913
	Volvo AB A Shares	446,200	1,817
	SSAB Svenskt Stal AB Series A	190,000	1,334
^	Swedbank AB A Shares	376,300	1,319
	Holmen AB	56,200	1,149
^	Husqvarna AB B Shares	271,600	1,132
*	Lundin Petroleum AB	229,000	1,127
	Modern Times Group AB B Shares	55,100	938
	SSAB Svenskt Stal AB Series B	93,400	614
			140,400
Switzerland (3.8%)
	Nestle SA (Registered)	4,017,970	138,858
	Roche Holdings AG	737,043	103,470
	Novartis AG (Registered)	2,496,031	102,563
*	UBS AG	3,076,493	38,580
	ABB Ltd.	2,308,197	29,973
	Credit Suisse Group (Registered)	1,120,740	28,603
	Zurich Financial Services AG	149,089	26,883
	Syngenta AG	101,671	19,662
	Swiss Re (Registered)	354,069	9,394
	Holcim Ltd. (Registered)	207,821	8,379
*	Compagnie Financiere Richemont SA	550,568	8,069
	Swisscom AG	25,139	7,901
	Synthes, Inc.	62,125	7,483
	Julius Baer Holding, Ltd.	220,290	6,533
*	Actelion Ltd.	103,325	5,607

	SGS Societe Generale de Surveillance Holding SA (Registered)	4,970	5,257
	Givaudan SA	6,819	4,619
	Lonza AG (Registered)	49,562	4,523
	Adecco SA (Registered)	131,505	4,415
	Geberit AG	41,910	4,056
	Swatch Group AG (Bearer)	32,668	3,638
	Baloise Holdings AG	51,772	3,212
	Kuehne & Nagel International AG	56,723	3,120
	Schindler Holding AG (Bearer Participation Certificates)	53,963	2,428
	Sonova Holding AG	48,938	2,358
	Lindt & Spruengli AG Regular	121	2,328
	Swiss Life Holding	36,971	2,005
	Pargesa Holding SA	29,260	1,880
	Nobel Biocare Holding AG	119,435	1,831
*	Logitech International SA	181,003	1,754
	BKW FMB Energie AG	16,508	1,416
	Sulzer AG (Registered)	28,116	1,398
	Lindt & Spruengli AG	850	1,386
	Straumann Holding AG	8,102	1,240
	Swatch Group AG (Registered)	53,820	1,195
*	Aryzta AG (Switzerland Shares)	47,080	1,175
*	Aryzta AG (Ireland Shares)	32,890	817
	EFG International	49,100	596
*	OC Oerlikon Corp AG	6,649	227
			598,832
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co., Ltd.	17,384,000	21,357
	Hon Hai Precision Industry Co., Ltd.	5,993,900	10,555
	Chunghwa Telecom Co., Ltd.	4,934,120	7,466
	MediaTek Inc.	944,000	6,796
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	875,404	6,601
	China Steel Corp.	9,691,000	6,541
	High Tech Computer Corp.	630,000	5,978
	Formosa Plastic Corp.	4,155,000	5,906
	Cathay Financial Holding Co.	6,021,000	5,847
	Nan Ya Plastic Corp.	5,146,000	5,043
	AU Optronics Corp.	6,366,000	4,499
	Asustek Computer Inc.	3,945,099	3,572
	Acer Inc.	2,657,000	3,300
	Formosa Chemicals & Fibre Corp.	2,872,000	3,078
	Chinatrust Financial Holding	8,434,795	2,784
	Fuhwa Financial Holdings Co., Ltd.	7,328,000	2,755
	Taiwan Cellular Corp.	1,907,000	2,665
	Fubon Financial Holding Co., Ltd.	4,380,000	2,627
	Delta Electronics Inc.	1,615,000	2,534
	Mega Financial Holding Co. Ltd.	8,575,000	2,514

	United Microelectronics Corp.	11,744,175	2,507
	Uni-President Enterprises Co.	3,060,250	2,389
	Formosa Petrochemical Corp.	1,267,000	2,143
	Siliconware Precision Industries Co.	2,541,000	2,028
	Compal Electronics Inc.	3,994,385	2,024
	First Financial Holding Co., Ltd.	4,676,912	2,010
	Taiwan Cement Corp.	3,011,000	2,009
	Quanta Computer Inc.	2,111,000	2,002
	Far Eastern Textile Ltd.	2,782,920	1,737
	Far EasTone Telecommunications Co., Ltd.	1,656,000	1,606
	China Development Financial Holding Corp.	9,177,625	1,582
	Taiwan Cooperative Bank	3,421,000	1,488
	Hau Nan Financial Holdings Co., Ltd.	3,088,860	1,459
	Innolux Display Corp.	1,901,900	1,445
	Chunghwa Telecom Co., Ltd.	95,249	1,433
	Chi Mei Optoelectronics Corp.	4,482,000	1,367
	President Chain Store Corp.	524,000	1,234
	Asia Cement Corp.	1,745,780	1,228
	Advanced Semiconductor Engineering Inc.	3,775,060	1,222
	Chang Hwa Commercial Bank	3,869,000	1,221
	Taiwan Fertilizer Co., Ltd.	752,000	1,211
	Lite-On Technology Corp.	2,000,855	1,204
	Foxconn Technology Co., Ltd.	526,000	1,073
	Synnex Technology International Corp.	952,000	1,064
	SinoPac Holdings	6,115,000	1,016
	Shin Kong Financial Holdings Co.	4,210,947	976
	Pou Chen Corp.	2,189,000	939
	Wistron Corp.	1,323,242	923
	Catcher Technology Co., Ltd.	530,000	909
	United Microelectronics Corp. ADR	447,528	810
*	Powerchip Semiconductor Corp.	8,164,000	757
	AU Optronics Corp. ADR	106,078	751
	Chunghwa Picture Tubes, Ltd.	7,978,000	734
	E.Sun Financial Holding Co., Ltd.	3,189,000	733
*	Tatung Co., Ltd.	4,313,000	712
	Macronix International Co., Ltd.	2,665,375	694
	Powertech Technology Inc.	500,000	679
	Taishin Financial Holdings	4,116,000	640
	Polaris Securities Co., Ltd.	2,273,040	639
	Transcend Information Inc.	345,496	624
	U-Ming Marine Transport Corp.	519,000	609
	Tung Ho Enterprise Corp.	916,000	604
	Cheng Shin Rubber Industry Co., Ltd.	853,900	597
	Novatek Microelectronics Corp., Ltd.	555,747	567
	Teco Electric & Machinery Co., Ltd.	2,029,000	559
	Realtek Semiconductor Corp.	512,360	557

	Epistar Corp.	601,408	547
	KGI Securities Co., Ltd.	2,177,000	533
	Motech Industries Inc.	236,000	503
	HannStar Display Corp.	4,086,000	491
	Largan Precision Co., Ltd.	83,820	488
	Taiwan Glass Industrial Corp.	882,000	431
	Wan Hai Lines Ltd.	1,018,500	412
*	EVA Airways Corp.	2,151,000	404
	Walsin Lihwa Corp.	2,369,000	403
	Feng Hsin Iron & Steel Co., Ltd.	372,000	400
	Evergreen Marine Corp.	987,000	397
*	Nanya Technology Corp.	2,345,000	395
	Inventec Co., Ltd.	1,414,000	376
*	China Airlines	2,003,000	375
	RichTek Technology Corp.	100,100	367
	Formosa Taffeta Co., Ltd.	779,000	366
*	Taiwan Business Bank	1,911,000	365
	Advantech Co., Ltd.	290,000	358
	Everlight Electronics Co., Ltd.	268,000	356
	Siliconware Precision Industries Co. ADR	85,645	354
	Mitac International Corp.	1,065,995	345
	Tripod Technology Corp.	347,000	344
*	CMC Magnetics Corp.	2,485,000	342
*	Formosa Sumco Technology Corp.	194,000	325
	Nan Ya Printed Circuit Board Corp.	172,000	322
	Yang Ming Marine Transport	1,185,776	317
	Far Eastern Department Stores Ltd.	697,000	316
	Sino-American Silicon Products, Inc.	164,000	313
	Taiwan Secom Corp., Ltd.	241,000	301
	Unimicron Technology Corp.	782,750	292
	Cheng Uei Precision Industry Co., Ltd.	298,200	292
	Eternal Chemical Co., Ltd.	577,500	250
	Yulon Motor Co., Ltd.	682,015	248
*	ProMOS Technologies Inc.	5,387,000	242
*	Inotera Memories, Inc.	766,000	234
	Qisda Corp.	1,226,000	220
	Kinsus Interconnect Technology Corp.	227,000	201
	Advanced Semiconductor Engineering Inc. ADR	123,780	198
	Compal Communications, Inc.	273,000	177
	Vanguard International Semiconductor Corp.	797,000	157
			180,890
Thailand (0.2%)
	PTT Public Co. Ltd. (Foreign)	872,900	3,941
	PTT Exploration and Production Public Co. Ltd. (Foreign)	1,210,600	3,381
	Kasikornbank Public Co. Ltd. (Foreign)	1,674,600	2,150
	Bangkok Bank Public Co., Ltd. (Foreign)	1,018,700	2,139

	Advanced Info Service Public Co., Ltd. (Foreign)	897,100	1,903
	Siam Commercial Bank Public Co. Ltd. (Foreign)	916,700	1,340
	Siam Cement Public Co. Ltd. (Foreign)	322,200	913
*	Bangkok Bank Public Co., Ltd. (Local)	439,000	896
	Banpu Public Co. Ltd. (Foreign)	120,500	757
*	Bank of Ayudhya PLC (Local)	2,871,900	716
*	Total Access Communication Public Co. Ltd.	832,800	692
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	2,097,000	667
	Thai Oil Public Co., Ltd. (Foreign)	879,800	606
	IRPC Public Co., Ltd. (Foreign)	8,871,800	485
	BEC World Public Co. Ltd. (Foreign)	842,300	451
	Ratchaburi Electricity Generating Holding Public Co., Ltd.	353,400	399
	Glow Energy Public Co. Ltd. (Foreign)	487,800	319
	Krung Thai Bank Public Co. Ltd. (Foreign)	2,722,100	306
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	1,092,900	301
*	Thai Military Bank Public Co., Ltd. (Foreign)	18,941,300	299
	PTT Chemical Public Co., Ltd. (Foreign)	334,900	293
*	Banpu Public Co. Ltd. (Local)	39,300	247
	Airports of Thailand Public Co. Ltd. (Foreign)	418,200	217
	Land and Houses Public Co. Ltd. (Foreign)	2,075,900	187
*	Siam Commercial Bank Public Co. Ltd. (Local)	107,100	157
*	Advanced Info Service Public Co., Ltd. (Local)	71,400	151
			23,913
Turkey (0.2%)
	Turkcell Iletisim Hizmetleri A.S.	709,123	3,759
*	Turkiye Garanti Bankasi A.S.	2,228,562	3,013
	Akbank T.A.S.	933,809	2,685
	Turkiye Is Bankasi A.S. C Shares	1,005,819	2,231
*	Turk Telekomunikasyon A.S.	546,964	1,407
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	205,124	1,372
	Eregli Demir ve Celik Fabrikalari A.S.	596,957	1,284
	Tupras-Turkiye Petrol Rafinerileri A.S.	131,613	1,247
*	Yapi ve Kredi Bankasi A.S.	914,184	986
	Haci Omer Sabanci Holding A.S.	496,987	945
*	BIM Birlesik Magazalar A.S.	42,667	912
	Turkiye Halk Bankasi A.S.	342,224	881
	Enka Insaat ve Sanayi A.S.	265,549	861
*	KOC Holding A.S.	380,456	530
	Turkiye Vakiflar Bankasi T.A.O.	711,000	515
*	Coca-Cola Icecek A.S.	86,573	399
*	Dogan Sirketler Grubu Holding A.S.	801,532	300
*	Asya Katilim Bankasi AS	375,162	241
	Aksigorta A.S.	116,336	189
*	Turk Sise ve Cam Fabrikalari A.S.	322,592	189
*	Petkim Petrokimya Holding A.S.	78,662	181
	Ford Otomotiv Sanayi A.S.	64,790	165

*	Tekfen Holding A.S.	96,268	156
	Arcelik A.S.	114,743	122
			24,570
United Kingdom (9.5%)
	BP PLC	19,675,127	139,340
	Vodafone Group PLC	55,362,401	102,825
	HSBC Holdings PLC	12,643,468	98,097
	GlaxoSmithKline PLC	5,488,602	96,802
	Royal Dutch Shell PLC Class A	3,721,119	92,746
	Royal Dutch Shell PLC Class B	2,849,390	67,643
	AstraZeneca Group PLC	1,522,930	58,685
	British American Tobacco PLC	1,990,643	54,583
	BG Group PLC	3,510,939	48,137
	Tesco PLC	8,243,601	42,603
	BHP Billiton PLC	2,315,324	38,701
	Diageo PLC	2,640,854	35,434
	Unilever PLC	1,346,449	29,536
	Imperial Tobacco Group PLC	1,066,101	29,152
	Standard Chartered PLC	1,984,108	25,071
	Anglo American PLC	1,384,631	24,907
	Reckitt Benckiser Group PLC	632,866	24,373
	National Grid Transco PLC	2,568,702	23,973
	Rio Tinto PLC	1,047,064	22,501
	BAE Systems PLC	3,698,371	21,466
	Centrica PLC	5,351,569	19,911
	Scottish & Southern Energy PLC	919,619	15,813
	SABMiller PLC	952,062	15,552
	Lloyds Banking Group PLC	10,214,755	13,307
	Aviva PLC	2,806,214	12,677
	Prudential PLC	2,599,045	12,493
	Barclays PLC	8,479,113	12,474
	BT Group PLC	8,157,494	12,355
	Cadbury PLC	1,417,699	11,380
	Morrison Supermarkets PLC	2,525,858	9,866
	Compass Group PLC	1,945,386	9,627
	Rolls-Royce Group PLC	1,933,472	9,230
	Reed Elsevier PLC	1,146,918	8,613
	British Sky Broadcasting Group PLC	1,191,986	8,525
	Shire Ltd.	584,175	8,522
	Pearson PLC	846,031	8,077
	Tullow Oil PLC	759,646	7,576
	Standard Life PLC	2,283,417	7,266
	Smith & Nephew PLC	935,087	6,778
	Experian Group Ltd.	1,082,691	6,738
*	WPP PLC	1,177,978	6,627
	Royal & Sun Alliance Insurance Group PLC	3,475,650	6,595

	Capita Group PLC	648,691	6,522
	International Power PLC	1,582,295	6,206
	Cable and Wireless PLC	2,646,071	5,994
	Royal Bank of Scotland Group PLC	18,584,025	5,851
	United Utilities Group PLC	721,136	5,632
	Legal & General Group PLC	6,146,752	5,469
	Marks & Spencer Group PLC	1,640,493	5,455
	Xstrata PLC	666,829	5,448
	J. Sainsbury PLC	1,114,362	5,349
	Man Group PLC	1,766,985	5,246
	Smiths Group PLC	406,352	5,020
	Kingfisher PLC	2,487,389	4,978
	Land Securities Group PLC	496,089	4,943
	Old Mutual PLC	5,208,238	3,924
	Severn Trent PLC	247,525	3,902
	Thomson Reuters PLC	187,834	3,776
	Cobham PLC	1,214,073	3,745
	Group 4 Securicor PLC	1,351,775	3,732
*	Cairn Energy PLC	140,274	3,677
	The Sage Group PLC	1,395,963	3,641
	Associated British Foods PLC	380,416	3,641
	British Land Co., PLC	547,590	3,574
	Next PLC	202,362	3,436
	Serco Group PLC	519,485	3,290
	Johnson Matthey PLC	230,929	3,239
	Carnival PLC	172,520	3,143
	Rexam PLC	662,472	2,975
	Friends Provident PLC	2,386,901	2,848
	Drax Group PLC	351,687	2,826
	Amec PLC	345,761	2,811
	Home Retail Group	944,874	2,802
	Bunzl PLC	334,270	2,734
	Balfour Beatty PLC	499,558	2,667
	Admiral Group PLC	194,333	2,520
	Antofagasta PLC	404,767	2,434
	Tate & Lyle PLC	470,933	2,258
	Whitbread PLC	183,946	2,173
	InterContinental Hotels Group PLC	262,447	1,974
	FirstGroup PLC	500,634	1,968
*	Invensys PLC	826,964	1,843
	ICAP PLC	541,446	1,839
	TUI Travel PLC	563,343	1,822
	Lonmin PLC	144,225	1,791
	Wolseley PLC	692,465	1,717
	Hammerson PLC	292,749	1,714
	United Business Media Ltd.	239,377	1,669

	Burberry Group PLC	443,876	1,618
	Ladbrokes PLC	606,831	1,584
	Hays PLC	1,417,012	1,540
	Tomkins PLC	889,079	1,515
	Eurasian Natural Resources Corp.	326,420	1,493
	Investec PLC	407,160	1,467
	LogicaCMG PLC	1,532,913	1,451
	Thomas Cook Group PLC	504,573	1,391
	Meggitt PLC	691,705	1,380
	Schroders PLC	125,035	1,376
	Liberty International PLC	255,004	1,370
	3i Group PLC	406,178	1,330
	ITV PLC	3,340,645	1,324
	IMI PLC	333,030	1,288
	Vedanta Resources PLC	147,204	1,163
	Daily Mail and General Trust PLC	297,051	1,128
	London Stock Exchange PLC	155,121	1,072
	British Airways PLC	602,395	1,039
	Segro PLC	443,656	1,024
	Stagecoach Group PLC	572,039	1,001
*	The Berkeley Group Holdings PLC	86,612	988
	GKN PLC	758,511	925
	Kazakhmys PLC	234,659	748
	Carphone Warehouse PLC	457,761	667
	National Express Group PLC	139,480	656
			1,501,333
Total Common Stocks (Cost $14,545,054)			8,937,677

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $198,111)	0.780%	198,111,132	198,111

Total Investments (101.0%) (Cost $22,525,161)				16,007,434
Other Assets and Liabilities-Net (-1.0%)[4]				(159,456)
Net Assets (100%)				15,847,978

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $178,775,000.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the value of this security represented 0.00 of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $193,077,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Investments in Vanguard funds are valued at each fund’s net asset value. Other equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At January 31, 2009, the cost of investment securities for tax purposes was $22,525,289,000. Net unrealized depreciation of investment securities for tax purposes was $6,517,855,000, consisting of unrealized gains of $149,433,000 on securities that had risen in value since their purchase and $6,667,288,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	7,491,913
Level 2- Other significant observable inputs	8,515,521
Level 3- Significant unobservable inputs	-
Total	16,007,434

Vanguard LifeStrategy Growth Fund

Schedule of Investments

As of January 31, 2009

	Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Fund (49.7%)
Vanguard Total Stock Market Index Fund Investor Shares	136,641,981	2,732,840

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	80,170,038	1,367,701

International Stock Fund (15.1%)
Vanguard Total International Stock Index Fund	87,175,346	828,166

Bond Fund (10.1%)
Vanguard Total Bond Market II Index Fund Investor Shares	55,901,841	557,341

Total Investment Companies (Cost $6,729,764)		5,486,048
Other Assets and Liabilities-Net (0.2%)		8,445
Net Assets (100%)		5,494,493

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2009, the cost of investment securities for tax purposes was $6,729,764,000. Net unrealized depreciation of investment securities for tax purposes was $1,243,716,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard LifeStrategy Income Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Fund (4.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,922,381	78,447

Balanced Fund (24.6%)
	Vanguard Asset Allocation Fund Investor Shares	22,992,964	392,260

Bond Fund (50.3%)
	Vanguard Total Bond Market II Index Fund Investor Shares	80,474,414	802,330

Short-Term Bond Fund (20.1%)
	Vanguard Short-Term Investment-Grade Fund Investor Shares	32,700,270	321,117

Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 0.780%	1,069,097	1,069
Total Investment Companies (Cost $1,706,891)			1,595,223
Other Assets and Liabilities-Net (0.0%)			(506)
Net Assets (100%)			1,594,717

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2009, the cost of investment securities for tax purposes was $1,706,891,000. Net unrealized depreciation of investment securities for tax purposes was $111,668,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments

As of January 31, 2009

	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Fund (19.8%)
Vanguard Total Stock Market Index Fund Investor Shares	45,144,631	902,892

International Stock Fund (5.0%)
Vanguard Total International Stock Index Fund	24,007,761	228,074

Balanced Fund (24.7%)
Vanguard Asset Allocation Fund Investor Shares	66,210,531	1,129,552

Bond Fund (30.3%)
Vanguard Total Bond Market II Index Fund Investor Shares	139,029,477	1,386,124

Short-Term Bond Fund (20.2%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	94,248,325	925,518

Total Investment Companies (Cost $5,156,856)		4,572,160
Other Assets and Liabilities-Net (0.0%)		(1,971)
Net Assets (100%)		4,570,189

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2009, the cost of investment securities for tax purposes was $5,156,856,000. Net unrealized depreciation of investment securities for tax purposes was $584,696,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments

As of January 31, 2009

	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Fund (34.7%)
Vanguard Total Stock Market Index Fund Investor Shares	117,032,529	2,340,651

International Stock Fund (10.0%)
Vanguard Total International Stock Index Fund	71,104,240	675,490

Balanced Fund (24.8%)
Vanguard Asset Allocation Fund Investor Shares	98,080,830	1,673,259

Bond Fund (30.5%)
Vanguard Total Bond Market II Index Fund Investor Shares	205,737,139	2,051,199

Total Investment Companies (Cost $7,754,216)		6,740,599
Other Assets and Liabilities-Net (0.0%)		2,637
Net Assets (100%)		6,743,236

LifeStrategy Moderate Growth Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2009, the cost of investment securities for tax purposes was $7,754,216,000. Net unrealized depreciation of investment securities for tax purposes was $1,013,617,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Developed Markets Index Fund

Schedule of Investments

As of January 31, 2009

	Shares	Market Value ($000)
Investment Companies (99.9%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Investor Shares	76,488,591	1,346,964
Vanguard Pacific Stock Index Fund Investor Shares	94,482,714	689,724
		2,036,688
Total Investment Companies (Cost $2,887,160)		2,036,688
Other Assets and Liabilities-Net (0.1%)		2,114
Net Assets (100%)		2,038,802

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2009, the cost of investment securities for tax purposes was $2,887,160,000. Net unrealized depreciation of investment securities for tax purposes was $850,472,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Institutional Developed Markets Index Fund

Schedule of Investments

As of January 31, 2009

	Shares	Market Value ($000)
Investment Companies (99.9%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Institutional Shares	126,904,204	2,234,783
Vanguard Pacific Stock Index Fund Institutional Shares	156,617,641	1,143,309
		3,378,092
Total Investment Companies (Cost $5,261,520)		3,378,092
Other Assets and Liabilities-Net (0.1%)		1,928
Net Assets (100%)		3,380,020

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2009, the cost of investment securities for tax purposes was $5,261,520,000. Net unrealized depreciation of investment securities for tax purposes was $1,883,428,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 23, 2009

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 23, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.